UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23410

FROST FAMILY OF FUNDS

(Exact name of registrant as specified in charter)

________

One Freedom Valley Drive

Oaks, PA 19456

(Address of Principal Executive Offices, Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-877-713-7678

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

Item 1.	Reports to Stockholders.

(a)        A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Frost Growth Equity Fund

Frost Family of Funds - Institutional Class Shares - FICEX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Institutional Class Shares	$33	0.64%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$222,359,144	54	$605,423	5%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.4%
Real Estate	0.5%
Consumer Staples	2.2%
Industrials	5.3%
Financials	7.2%
Health Care	8.6%
Consumer Discretionary	13.5%
Communication Services	16.9%
Information Technology	45.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	13.6%
Microsoft	9.3%
Apple	9.0%
Amazon.com	5.8%
Meta Platforms, Cl A	5.1%
Alphabet, Cl C	4.8%
Broadcom	4.6%
Alphabet, Cl A	4.1%
Eli Lilly	3.9%
Visa, Cl A	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FICEX-SAR-2026

Frost Growth Equity Fund

Frost Family of Funds - Investor Class Shares - FACEX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Investor Class Shares	$46	0.89%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$222,359,144	54	$605,423	5%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.4%
Real Estate	0.5%
Consumer Staples	2.2%
Industrials	5.3%
Financials	7.2%
Health Care	8.6%
Consumer Discretionary	13.5%
Communication Services	16.9%
Information Technology	45.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	13.6%
Microsoft	9.3%
Apple	9.0%
Amazon.com	5.8%
Meta Platforms, Cl A	5.1%
Alphabet, Cl C	4.8%
Broadcom	4.6%
Alphabet, Cl A	4.1%
Eli Lilly	3.9%
Visa, Cl A	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FACEX-SAR-2026

Frost Total Return Bond Fund

Frost Family of Funds - Institutional Class Shares - FIJEX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Institutional Class Shares	$23	0.45%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,977,073,874	353	$6,954,882	21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.0%
Health Care	0.1%
Consumer Staples	0.1%
Utilities	0.6%
U.S. Government Agency Obligations	0.6%
Information Technology	0.8%
Commercial Paper	1.0%
Municipal Bonds	1.3%
Consumer Discretionary	1.3%
Sovereign Debt	1.4%
Communication Services	1.5%
Common Stock	1.5%
Collateralized Loan Obligations	2.5%
Industrials	3.1%
Energy	4.4%
Financials	5.2%
Asset-Backed Securities	6.3%
U.S. Treasury Obligations	20.1%
Mortgage-Backed Securities	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	6.1%
U.S. Treasury Notes	4.250%	05/15/35	3.1%
U.S. Treasury Bonds	4.125%	08/15/44	2.6%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.5%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.4%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.3%
GNMA	5.000%	10/20/54	2.3%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FIJEX-SAR-2026

Frost Total Return Bond Fund

Frost Family of Funds - Investor Class Shares - FATRX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Investor Class Shares	$36	0.70%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,977,073,874	353	$6,954,882	21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.0%
Health Care	0.1%
Consumer Staples	0.1%
Utilities	0.6%
U.S. Government Agency Obligations	0.6%
Information Technology	0.8%
Commercial Paper	1.0%
Municipal Bonds	1.3%
Consumer Discretionary	1.3%
Sovereign Debt	1.4%
Communication Services	1.5%
Common Stock	1.5%
Collateralized Loan Obligations	2.5%
Industrials	3.1%
Energy	4.4%
Financials	5.2%
Asset-Backed Securities	6.3%
U.S. Treasury Obligations	20.1%
Mortgage-Backed Securities	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	6.1%
U.S. Treasury Notes	4.250%	05/15/35	3.1%
U.S. Treasury Bonds	4.125%	08/15/44	2.6%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.5%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.4%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.3%
GNMA	5.000%	10/20/54	2.3%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FATRX-SAR-2026

Frost Total Return Bond Fund

Frost Family of Funds - A Class Shares - FAJEX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about A Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, A Class Shares	$41	0.80%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,977,073,874	353	$6,954,882	21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.0%
Health Care	0.1%
Consumer Staples	0.1%
Utilities	0.6%
U.S. Government Agency Obligations	0.6%
Information Technology	0.8%
Commercial Paper	1.0%
Municipal Bonds	1.3%
Consumer Discretionary	1.3%
Sovereign Debt	1.4%
Communication Services	1.5%
Common Stock	1.5%
Collateralized Loan Obligations	2.5%
Industrials	3.1%
Energy	4.4%
Financials	5.2%
Asset-Backed Securities	6.3%
U.S. Treasury Obligations	20.1%
Mortgage-Backed Securities	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	6.1%
U.S. Treasury Notes	4.250%	05/15/35	3.1%
U.S. Treasury Bonds	4.125%	08/15/44	2.6%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.5%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.4%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.3%
GNMA	5.000%	10/20/54	2.3%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FAJEX-SAR-2026

Frost Credit Fund

Frost Family of Funds - Institutional Class Shares - FCFIX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Institutional Class Shares	$33	0.65%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$512,236,009	197	$1,305,233	11%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	0.4%
Materials	0.5%
Municipal Bond	1.1%
Real Estate	1.4%
Commercial Paper	1.9%
Utilities	2.5%
Consumer Staples	2.6%
Consumer Discretionary	4.0%
Communication Services	5.7%
Information Technology	6.2%
Financials	6.3%
Mortgage-Backed Securities	8.1%
Industrials	8.6%
Energy	12.5%
Asset-Backed Securities	18.3%
Collateralized Loan Obligations	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.868%	04/20/38	2.0%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.963%	10/24/38	2.0%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.422%	07/15/38	1.5%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.572%	04/15/36	1.5%
PBF Holding	9.875%	03/15/30	1.4%
Phoenix Aviation Capital	9.250%	07/15/30	1.4%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
Boeing	5.930%	05/01/60	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FCFIX-SAR-2026

Frost Credit Fund

Frost Family of Funds - Investor Class Shares - FCFAX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Investor Class Shares	$46	0.90%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$512,236,009	197	$1,305,233	11%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	0.4%
Materials	0.5%
Municipal Bond	1.1%
Real Estate	1.4%
Commercial Paper	1.9%
Utilities	2.5%
Consumer Staples	2.6%
Consumer Discretionary	4.0%
Communication Services	5.7%
Information Technology	6.2%
Financials	6.3%
Mortgage-Backed Securities	8.1%
Industrials	8.6%
Energy	12.5%
Asset-Backed Securities	18.3%
Collateralized Loan Obligations	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.868%	04/20/38	2.0%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.963%	10/24/38	2.0%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.422%	07/15/38	1.5%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.572%	04/15/36	1.5%
PBF Holding	9.875%	03/15/30	1.4%
Phoenix Aviation Capital	9.250%	07/15/30	1.4%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
Boeing	5.930%	05/01/60	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FCFAX-SAR-2026

Frost Credit Fund

Frost Family of Funds - A Class Shares - FCFBX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about A Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, A Class Shares	$46	0.90%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$512,236,009	197	$1,305,233	11%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	0.4%
Materials	0.5%
Municipal Bond	1.1%
Real Estate	1.4%
Commercial Paper	1.9%
Utilities	2.5%
Consumer Staples	2.6%
Consumer Discretionary	4.0%
Communication Services	5.7%
Information Technology	6.2%
Financials	6.3%
Mortgage-Backed Securities	8.1%
Industrials	8.6%
Energy	12.5%
Asset-Backed Securities	18.3%
Collateralized Loan Obligations	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.868%	04/20/38	2.0%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.963%	10/24/38	2.0%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.422%	07/15/38	1.5%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.572%	04/15/36	1.5%
PBF Holding	9.875%	03/15/30	1.4%
Phoenix Aviation Capital	9.250%	07/15/30	1.4%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
Boeing	5.930%	05/01/60	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FCFBX-SAR-2026

Frost Low Duration Bond Fund

Frost Family of Funds - Institutional Class Shares - FILDX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Institutional Class Shares	$23	0.45%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$233,031,697	50	$374,804	9%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Commercial Paper	1.3%
Real Estate	1.3%
Mortgage-Backed Securities	1.5%
U.S. Government Agency Obligation	2.1%
Energy	2.2%
Municipal Bond	2.3%
Information Technology	3.0%
Repurchase Agreement	3.6%
Industrials	3.7%
Financials	4.1%
Communication Services	5.2%
Asset-Backed Securities	27.5%
U.S. Treasury Obligations	41.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	19.5%
U.S. Treasury Notes	4.000%	01/31/29	15.2%
U.S. Treasury Notes	4.375%	11/30/28	6.6%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	4.2%
Crowdstrike Holdings	3.000%	02/15/29	3.0%
WMG Acquisition	3.750%	12/01/29	2.7%
News	3.875%	05/15/29	2.5%
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD	5.178%	04/01/30	2.3%
MasTec	6.625%	08/15/29	2.2%
Societe Generale, SOFRRATE + 1.650%	5.512%	05/22/31	2.2%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FILDX-SAR-2026

Frost Low Duration Bond Fund

Frost Family of Funds - Investor Class Shares - FADLX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Investor Class Shares	$36	0.70%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$233,031,697	50	$374,804	9%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Commercial Paper	1.3%
Real Estate	1.3%
Mortgage-Backed Securities	1.5%
U.S. Government Agency Obligation	2.1%
Energy	2.2%
Municipal Bond	2.3%
Information Technology	3.0%
Repurchase Agreement	3.6%
Industrials	3.7%
Financials	4.1%
Communication Services	5.2%
Asset-Backed Securities	27.5%
U.S. Treasury Obligations	41.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	19.5%
U.S. Treasury Notes	4.000%	01/31/29	15.2%
U.S. Treasury Notes	4.375%	11/30/28	6.6%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	4.2%
Crowdstrike Holdings	3.000%	02/15/29	3.0%
WMG Acquisition	3.750%	12/01/29	2.7%
News	3.875%	05/15/29	2.5%
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD	5.178%	04/01/30	2.3%
MasTec	6.625%	08/15/29	2.2%
Societe Generale, SOFRRATE + 1.650%	5.512%	05/22/31	2.2%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FADLX-SAR-2026

(b)        Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)       The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Frost Family of Funds

Semi-Annual Financials and Other Information

January 31, 2026

FROST GROWTH EQUITY FUND (Institutional Class Shares: FICEX) (Investor Class Shares: FACEX)	FROST CREDIT FUND (Institutional Class Shares: FCFIX) (Investor Class Shares: FCFAX) (A Class Shares: FCFBX)

FROST TOTAL RETURN BOND FUND (Institutional Class Shares: FIJEX) (Investor Class Shares: FATRX) (A Class Shares: FAJEX)	FROST LOW DURATION BOND FUND (Institutional Class Shares: FILDX) (Investor Class Shares: FADLX)

Investment Advisor: Frost Investment Advisors, LLC

Table of Contents January 31, 2026

Financial Statements (Form N-CSRS Item 7)

Schedules of Investments	1
Glossary	20
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	25
Notes to Financial Statements	27
Other Information (Form N-CSRS Items 8-11) (Unaudited)	40

Frost Growth Equity Fund January 31, 2026 (UNAUDITED)

Description	Shares	Value
COMMON STOCK§ — 99.9%
Communication Services — 16.9%
Alphabet, Cl C	31,532	$10,674,528
Alphabet, Cl A	26,889	9,088,482
Meta Platforms, Cl A	15,819	11,334,313
Netflix *	44,504	3,715,639
Reddit, Cl A *	3,572	643,924
Spotify Technology *	4,407	2,205,043
		37,661,929
Consumer Discretionary — 13.5%
Amazon.com *	54,247	12,981,307
Birkenstock Holding *	21,579	814,823
Booking Holdings	387	1,935,712
Chipotle Mexican Grill, Cl A *	27,614	1,073,356
Dutch Bros, Cl A *	16,784	912,882
Home Depot	3,512	1,315,560
O'Reilly Automotive *	30,782	3,029,257
Royal Caribbean Cruises	4,865	1,579,422
Tesla *	10,660	4,588,171
TJX	11,298	1,692,553
		29,923,043
Consumer Staples — 2.2%
Coca-Cola	14,885	1,113,547
Costco Wholesale	3,060	2,877,165
Monster Beverage *	9,803	791,690
		4,782,402
Financials — 7.2%
Adyen ADR *	72,448	1,070,057
Arthur J Gallagher	1,800	448,866
Mastercard, Cl A	10,533	5,675,075
Moody's	5,034	2,595,329
Visa, Cl A	19,491	6,272,789
		16,062,116
Health Care — 8.6%
AbbVie	9,190	2,049,462
Boston Scientific *	24,726	2,312,623
Danaher	8,831	1,933,017
Eli Lilly	8,332	8,641,534
Intuitive Surgical *	8,252	4,160,823
		19,097,459
Industrials — 5.3%
Eaton	3,386	1,189,908
GE Vernova	2,469	1,793,408
General Electric	13,753	4,219,283
Trane Technologies	3,345	1,406,840
TransDigm Group	1,142	1,630,251
Uber Technologies *	18,770	1,502,538
		11,742,228
Information Technology — 45.3%
Advanced Micro Devices *	7,768	1,838,919
Apple	76,704	19,903,154
Arista Networks *	18,059	2,559,683
ASML Holding, Cl G	523	744,229
Atlassian, Cl A *	3,653	431,712
Broadcom	30,833	10,214,973
Datadog, Cl A *	8,505	1,099,867
Intuit	3,496	1,744,224
Microsoft	48,143	20,715,451
Description	Shares	Value
Monolithic Power Systems	1,823	$2,049,325
NVIDIA	158,052	30,208,479
Oracle	13,522	2,225,451
Palo Alto Networks *	9,630	1,704,221
ServiceNow *	16,720	1,956,407
Snowflake, Cl A *	11,567	2,228,961
Synopsys *	1,828	850,230
Workday, Cl A *	1,713	300,854
		100,776,140
Materials — 0.4%
Sherwin-Williams	2,681	950,790

Real Estate — 0.5%
American Tower ‡	6,771	1,213,905

Total Common Stock
(Cost $77,293,028)		222,210,012

Total Investments — 99.9%
(Cost $77,293,028)		$222,210,012

Percentages are based on Net Assets of $222,359,144.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

As of January 31, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 47.2%
Agency Mortgage-Backed Obligation — 35.8%
FHLMC
6.000%, 08/01/53 to 09/01/53	$35,500,345	$36,703,222
5.500%, 08/01/54 to 11/01/54	147,094,355	149,571,159
5.000%, 06/01/54	28,627,613	28,680,654
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
6.011%, 11/25/52 (A)(B)	30,404,973	26,439,496
FHLMC STRIPS, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	297,015	21,237
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	4,474,645	4,375,769
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	218,993	3,326
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	642,284	10,004
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	4,489,003	319,438
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	586,076	10,497
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	1,643,729	83,137
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	222,692	39,206
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	2,249,391	2,237,408
FHLMC, Ser 2019-4908, Cl AS, IO
2.288%, SOFR30A + 5.986%, 01/25/45 (A)	7,472,617	810,490
FHLMC, Ser 2024-5406, Cl PO, PO
0.000%, 03/25/52 (C)(D)	61,770,005	42,559,200
FHLMC, Ser 2024-5417, Cl JA
5.500%, 08/25/44	72,809,378	74,531,327
FHLMC, Ser 2024-5425, Cl A
5.500%, 09/25/44	65,521,270	67,075,382
FHLMC, Ser 2024-5429, Cl DV
6.000%, 04/25/35	12,461,778	12,789,600
FHLMC, Ser 2024-5491, Cl C
5.500%, 11/25/50	38,520,869	38,804,664
FNMA
6.500%, 11/01/53	21,825,186	22,632,467
6.000%, 09/01/53	15,261,007	15,504,424
5.500%, 05/01/44 to 01/01/54	18,524,198	18,879,896
5.000%, 11/01/39 to 07/01/53	24,849,993	25,079,755
4.500%, 08/01/41	—	—
Description	Face Amount	Value
2.710%, 09/01/29	$8,000,000	$7,686,236
2.180%, 01/01/27	5,000,000	4,922,361
FNMA STRIPS, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	144,628	988
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	840,464	35,192
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	1,228,195	43,631
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	3,905,399	3,814,210
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	307,370	7,652
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	2,512,586	188,583
FNMA, Ser 2024-25, Cl A
6.000%, 03/25/44	11,905,684	12,274,347
FNMA, Ser 2024-25, Cl AD
5.000%, 03/25/44	14,882,105	14,913,939
GNMA
6.500%, 01/20/54	2,057,752	2,112,858
6.000%, 10/20/54	2,440,701	2,459,554
5.000%, 10/20/54 to 02/20/55	113,020,524	112,955,586
GNMA, Ser 107, Cl B
4.750%, 03/16/53	35,000,000	34,237,360
GNMA, Ser 130, Cl AG
4.500%, 04/16/59	49,718,481	48,005,237
GNMA, Ser 142, Cl AD
5.000%, 05/16/67 (A)	9,966,951	9,814,233
GNMA, Ser 145, Cl AC
4.750%, 11/16/66	49,778,862	48,798,930
GNMA, Ser 167, Cl A
4.500%, 04/01/60 (A)	24,902,716	24,371,235
GNMA, Ser 176, Cl AH
4.750%, 05/16/65 (A)	31,545,064	30,655,434
GNMA, Ser 182, Cl AC
4.750%, 12/16/66	94,901,902	93,360,743
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	5,309,883	493,290
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	821,160	17,463
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	1,117,397	62,071
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	82,343	200
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	8,065,084	1,174,481
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	49,030	121
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	12,091,287	2,410,497
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	446,547	6,949
GNMA, Ser 202, Cl AN
4.500%, 09/16/67 (A)	24,967,520	23,908,809
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	16,145,146	2,139,258

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	$21,490,772	$2,555,616
GNMA, Ser 2022-182, Cl PO, PO
0.000%, 10/20/52 (C)(D)	22,644,512	16,139,065
GNMA, Ser 2022-201, Cl PO, PO
0.000%, 11/20/52 (C)(D)	13,498,370	9,955,770
GNMA, Ser 2023-122, Cl G
5.500%, 05/20/46	3,367,303	3,391,763
GNMA, Ser 2023-151, Cl PO, PO
0.000%, 10/20/53 (C)(D)	22,641,211	18,874,130
GNMA, Ser 2023-163, Cl B
6.000%, 02/20/48	12,495,873	12,841,280
GNMA, Ser 2023-163, Cl LB
6.000%, 02/20/48	10,000,000	10,321,408
GNMA, Ser 2023-196, Cl QA
5.000%, 05/20/53	13,508,377	13,531,241
GNMA, Ser 2023-59, Cl G
6.000%, 03/20/50	721,462	720,595
GNMA, Ser 2023-93, Cl B
5.500%, 12/20/44	2,383,354	2,391,513
GNMA, Ser 2024-1, Cl TA
5.500%, 08/20/48	2,682,404	2,689,012
GNMA, Ser 2024-151, Cl DA
4.500%, 08/20/52	9,489,408	9,469,153
GNMA, Ser 2024-151, Cl JA
4.500%, 10/20/53	14,497,919	14,535,283
GNMA, Ser 2024-19, Cl H
5.500%, 12/20/51	1,517,229	1,533,817
GNMA, Ser 2024-30, Cl NP
5.000%, 02/20/54	985,258	934,132
GNMA, Ser 2025-105, Cl DF
5.103%, SOFR30A + 1.400%, 06/20/55 (A)	24,806,821	25,118,201
GNMA, Ser 2025-148, Cl PT
4.500%, 12/16/64 (A)	44,812,555	42,627,656
GNMA, Ser 2025-177, Cl CM
5.500%, 10/20/55	19,694,900	19,698,730
GNMA, Ser 2025-28, Cl FW
4.553%, SOFR30A + 0.850%, 04/20/54 (A)	23,801,970	23,875,519
GNMA, Ser 2025-71, Cl HT
5.000%, 04/20/55	47,797,596	48,002,036
GNMA, Ser 212, Cl AE
4.500%, 01/16/68	99,917,919	97,173,783
		1,424,412,909
Commercial Mortgage-Backed Obligation — 2.7%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
6.800%, TSFR1M + 3.127%, 09/15/34 (A)(B)	12,500,000	12,281,775
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	45,322	44,997
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (B)	8,000,000	4,341,381
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (B)	13,000,000	9,048,346
Description	Face Amount	Value
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (B)	$10,000,000	$8,579,471
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/44 (A)(B)	8,000,000	7,615,628
BXMT, Ser 2020-FL2, Cl A
4.942%, TSFR1M + 1.264%, 02/15/38 (A)(B)	364,024	363,592
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
3.690%, 06/10/48 (A)	5,000,000	932,980
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.461%, 12/10/47 (A)	116,784	115,616
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.181%, 02/10/48 (A)(B)	9,000,000	6,210,000
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.809%, 04/10/47 (A)(B)	2,853,803	2,803,833
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/49 (B)(E)	1,395,216	1,352,451
DROP Mortgage Trust, Ser 2021- FILE, Cl D
6.545%, TSFR1M + 2.864%, 10/15/43 (A)(B)	15,000,000	12,900,150
Greystone CRE Notes, Ser 2024- HC3, Cl AS
6.512%, TSFR1M + 2.832%, 03/15/41 (A)(B)	18,000,000	17,976,827
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(B)	2,500,000	2,381,584
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.335%, 06/15/49 (A)	4,328,000	2,762,739
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl AJ
6.348%, 02/15/51 (A)	220,686	220,287
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl J
5.994%, 02/15/51 (A)(F)(G)	1,000,000	—
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016- C29, Cl C
4.710%, 05/15/49 (A)	2,413,000	2,227,320
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.715%, 01/15/59 (A)	2,003,515	1,933,412
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	2,000,000	1,850,020

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	$5,000,000	$4,921,561
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (A)(B)	5,000,000	4,917,840
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	3,390,070	3,320,540
		109,102,350
Non-Agency Residential Mortgage-Backed Obligation — 8.7%
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (A)(B)	1,533,578	1,320,049
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	6,820,654	6,764,399
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (B)	4,493,002	4,490,816
Brean Asset Backed Securities Trust, Ser 2025-RM11, Cl A2
4.750%, 05/25/65 (A)(B)	8,000,000	7,747,485
Brean Asset Backed Securities Trust, Ser 2025-RM12, Cl A2
4.500%, 07/25/65 (B)	5,010,860	4,794,620
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (B)(E)	15,000,000	15,022,606
CAFL, Ser 2021-RTL1, Cl A1
4.239%, 03/28/29 (B)(E)	256,080	243,173
CAFL, Ser 2022-RTL1, Cl A1
6.250%, 05/28/29 (E)	—	—
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, US0001M + 2.250%, 02/25/37 (A)(F)(G)	1,000,000	—
Chase Home Lending Mortgage Trust Series, Ser 2025-2, Cl A5
6.000%, 12/25/55 (A)(B)	15,000,000	15,212,755
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	4,554,349	4,606,182
Chase Home Lending Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 02/25/56 (A)(B)	7,258,281	7,326,044
Chase Home Lending Mortgage Trust, Ser 2025-5, Cl A4A
5.500%, 04/25/56 (A)(B)	5,886,753	5,933,277
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	691,032	650,178
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(B)	71,885	68,692
Description	Face Amount	Value
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(B)	$768,149	$724,074
GS Mortgage-Backed Securities Trust, Ser 2024-PJ3, Cl B2
5.907%, 08/25/54 (A)(B)	4,820,874	4,695,261
GS Mortgage-Backed Securities Trust, Ser 2024-PJ5, Cl A4
6.500%, 09/25/54 (A)(B)	11,261,653	11,476,649
GS Mortgage-Backed Securities Trust, Ser 2024-RPL2, Cl A2
4.073%, 07/25/61 (A)(B)	15,000,000	14,726,692
GS Mortgage-Backed Securities Trust, Ser 2025-NQM2, Cl A2
5.800%, 06/25/65 (B)(E)	4,097,929	4,147,105
GS Mortgage-Backed Securities Trust, Ser 2025-PJ2, Cl A1
6.000%, 07/25/55 (A)(B)	23,690,626	24,055,841
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/55 (A)(B)	8,189,715	8,250,183
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/55 (A)(B)	9,642,690	9,679,488
GS Mortgage-Backed Securities Trust, Ser 2025-PJ8, Cl A3
5.000%, 02/25/56 (A)(B)	8,628,562	8,601,580
JP Morgan Mortgage Trust Series, Ser 2024-3, Cl A3
3.000%, 05/25/54 (A)(B)	8,484,728	7,446,673
JP Morgan Mortgage Trust Series, Ser 2025-CES1, Cl M1
6.267%, 05/25/55 (A)(B)	2,339,000	2,374,338
JP Morgan Mortgage Trust, Ser 2024-2, Cl A3
6.000%, 08/25/54 (A)(B)	2,795,122	2,824,167
JP Morgan Mortgage Trust, Ser 2024-2, Cl B2
7.289%, 08/25/54 (A)(B)	10,031,435	10,750,123
JP Morgan Mortgage Trust, Ser 2024-7, Cl A4
3.000%, 04/25/53 (A)(B)	10,431,542	9,472,132
JP Morgan Mortgage Trust, Ser 2024-9, Cl A4
5.500%, 02/25/55 (A)(B)	1,718,734	1,725,414
JP Morgan Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 02/25/55 (A)(B)	10,700,000	10,780,682
JP Morgan Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 06/25/55 (A)(B)	14,148,924	14,369,153
MFA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (A)(B)	4,000,000	3,624,546
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(B)	2,994,720	3,025,937

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A2
5.941%, 11/25/69 (B)(E)	$3,259,340	$3,304,138
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (B)(E)	4,600,640	4,505,499
PRET Trust, Ser 2025-RPL3, Cl M2
4.150%, 04/25/65 (B)(E)	5,838,200	5,317,986
PRET, Ser 2024-NPL7, Cl A2
8.956%, 10/25/54 (B)(E)	4,250,000	4,255,777
PRET, Ser 2025-NPL2, Cl A1
5.835%, 03/25/55 (B)(E)	4,508,835	4,517,301
PRET, Ser 2025-NPL4, Cl A1
6.368%, 04/25/55 (B)(E)	3,828,091	3,842,869
Rate Mortgage Trust, Ser 2025- J1, Cl A1
6.000%, 03/25/55 (A)(B)	16,077,789	16,325,644
RCKT Mortgage Trust, Ser 2025- 1, Cl A1
6.000%, 03/25/55 (A)(B)	3,434,877	3,485,425
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.842%, 04/25/43 (A)(B)	39,532,921	894,563
Sequoia Mortgage Trust, Ser 2024-5, Cl A1
6.500%, 06/25/54 (A)(B)	3,987,533	4,063,659
Sequoia Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 10/25/54 (A)(B)	5,473,912	5,500,845
Sequoia Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 01/25/55 (A)(B)	9,141,339	9,253,360
Sequoia Mortgage Trust, Ser 2025-2, Cl A4
6.000%, 03/25/55 (A)(B)	14,401,393	14,611,892
Sequoia Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 04/25/55 (A)(B)	10,722,641	10,795,941
Sequoia Mortgage Trust, Ser 2025-6, Cl A2
5.500%, 07/25/55 (A)(B)	4,879,899	4,919,358
Sequoia Mortgage Trust, Ser 2025-9, Cl A2
5.000%, 10/25/55 (A)(B)	9,029,941	9,023,945
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (B)(E)	5,000,000	5,037,097
Toorak Mortgage Trust, Ser 2024-RRTL1, Cl M1
9.162%, 02/25/39 (A)(B)	1,500,000	1,508,043
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (B)(E)	7,000,000	7,032,612
		345,126,268
Total Mortgage-Backed Securities
(Cost $1,859,373,401)		1,878,641,527
Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Bonds
4.875%, 08/15/45	$75,000,000	$75,433,594
4.750%, 11/15/43	100,000,000	99,593,750
4.625%, 11/15/44 to 11/15/45	300,000,000	292,558,593
4.125%, 08/15/44	115,000,000	105,162,109
U.S. Treasury Notes
4.375%, 01/31/32	100,000,000	102,351,562
4.250%, 05/15/35	125,000,000	125,273,437
Total U.S. Treasury Obligations
(Cost $805,787,312)		800,373,045

CORPORATE OBLIGATIONS — 17.1%
Communication Services — 1.5%
OT Midco
10.000%, 02/15/30(B)	92,000,000	42,900,235
T-Mobile USA
6.700%, 12/15/33	13,679,000	15,261,468
		58,161,703
Consumer Discretionary — 1.3%
Choice Hotels International
3.700%, 01/15/31	3,000,000	2,873,584
3.700%, 12/01/29	8,000,000	7,807,791
Cornell University
4.835%, 06/15/34	2,000,000	2,023,052
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	4,000,000	3,576,177
Ford Motor Credit
5.869%, 10/31/35	5,000,000	4,978,800
JBS USA Holding Lux Sarl
7.250%, 11/15/53	4,863,000	5,508,291
6.750%, 03/15/34	10,000,000	11,024,930
MajorDrive Holdings IV
6.375%, 06/01/29(B)	2,000,000	1,608,950
Nissan Motor Acceptance
7.050%, 09/15/28(B)	2,000,000	2,073,758
SGUS
11.000%, 12/15/29(B)(G)	12,245,636	367,369
STL Holding
8.750%, 02/15/29(B)	8,600,000	9,043,579
VistaJet Malta Finance
6.375%, 02/01/30(B)	2,000,000	1,897,534
		52,783,815
Consumer Staples — 0.1%
JBS USA Holding Lux Sarl
6.500%, 12/01/52	5,000,000	5,197,207

Energy — 4.4%
Aircastle
5.250%, H15T5Y + 4.410%, 09/15/74(A)(B)	5,571,000	5,563,475
APA
7.750%, 12/15/29	4,138,000	4,599,875
6.000%, 01/15/37	250,000	252,148
Barclays
9.625%, USISSO05 + 5.775%, 03/15/74(A)	5,000,000	5,686,265
6.692%, SOFRRATE + 2.620%, 09/13/34(A)	2,000,000	2,209,369

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
New England Power
2.807%, 10/06/50(B)	$5,000,000	$3,043,264
Panoro Energy
10.250%, 12/11/29	2,500,000	2,568,687
Paratus Energy Services
9.500%, 06/27/29	45,000,000	45,298,929
PBF Holding
9.875%, 03/15/30(B)	18,000,000	19,088,442
Phillips 66
5.875%, H15T5Y + 2.283%, 03/15/56(A)	17,000,000	16,934,155
Telford Finco
11.000%, 11/06/29	12,805,083	13,392,350
Topaz Solar Farms
5.750%, 09/30/39(B)	31,203,914	31,412,044
Waldorf Energy Finance
15.000%, 09/02/74	1,832,387	414,119
0.000%, 06/02/74(C)	224,563	50,751
0.000%, 06/02/74(C)	68,715	15,529
0.000%, 07/01/74(C)	5,336,964	1,206,154
0.000%, 07/01/74(C)	72,359	16,353
0.000%, 09/02/74(C)	68,715	15,530
0.000%, 09/02/74(C)	1,334,241	301,538
0.000%, 09/02/74(C)	64,454	14,567
0.000%, 12/02/74(C)	24,427	5,520
0.000%, 12/02/74(C)	68,715	15,530
0.000%, 12/02/74(C)	814,237	184,018
Waldorf Production UK
0.000%, 09/02/74(C)	10,732,998	6,772,522
0.000%, 09/02/74(C)	11,021,065	11,021,065
		170,082,199
Financials — 5.2%
BAC Capital Trust XIV
4.385%, TSFR3M + 0.662%, 09/15/74(A)	13,488,000	11,086,711
Banco Santander
9.625%, H15T5Y + 5.298%, 02/21/74(A)	5,000,000	6,034,390
Barclays
8.000%, H15T5Y + 5.431%, 12/15/74(A)	30,250,000	32,338,581
Cantor Fitzgerald
7.200%, 12/12/28(B)	1,000,000	1,064,568
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/34(A)	5,000,000	5,293,911
Comerica
5.982%, SOFRRATE + 2.155%, 01/30/30(A)	10,000,000	10,453,213
4.000%, 02/01/29	2,315,000	2,301,494
Credit Suisse Group
5.100%, H15T5Y + 3.293%, 07/24/74(G)	10,000,000	2,400,000
Danske Bank
5.705%, H15T1Y + 1.400%, 03/01/30(A)(B)	5,000,000	5,199,790
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(A)	4,000,000	4,054,291
Description	Face Amount	Value
7.079%, SOFRRATE + 3.650%, 02/10/34(A)	$10,000,000	$10,988,231
3.742%, SOFRRATE + 2.257%, 01/07/33(A)	2,000,000	1,861,757
F&G Annuities & Life
7.400%, 01/13/28	7,000,000	7,308,592
Farmers Exchange Capital
7.200%, 07/15/48(B)	3,000,000	3,058,970
7.050%, 07/15/28(B)	11,075,000	11,590,335
Goldman Sachs Group
3.800%, H15T5Y + 2.969%, 11/10/74(A)	5,000,000	4,972,420
Intesa Sanpaolo MTN
4.000%, 09/23/29(B)	5,000,000	4,953,287
Jefferies Financial Group MTN
6.000%, 09/16/36	4,732,000	4,664,468
KeyBank MTN
5.000%, 01/26/33	5,000,000	5,029,705
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/35(A)	5,000,000	5,417,612
Old National Bancorp
5.768%, TSFR3M + 2.200%, 02/15/36(A)	2,000,000	2,011,306
Royal Bank of Canada MTN
%, 10/30/30(A)	5,000,000	4,927,500
SBL Holdings
9.508%, H15T5Y + 5.580%, 05/13/74(A)(B)	2,500,000	2,525,438
6.500%, H15T5Y + 5.620%, 11/13/74(A)(B)	42,392,000	40,580,035
Societe Generale
8.125%, H15T5Y + 3.790%, 05/21/74(A)(B)	4,000,000	4,267,868
Synovus Bank
5.625%, 02/15/28	8,000,000	8,165,085
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(A)	4,000,000	4,239,061
3.700%, H15T5Y + 2.541%, 01/15/75(A)	3,273,000	3,227,454
		210,016,073
Health Care — 0.1%
DENTSPLY SIRONA
8.375%, H15T5Y + 4.379%, 09/12/55 (A)	5,000,000	4,935,524

Industrials — 3.1%
AerCap Ireland Capital DAC
6.450%, 04/15/27	3,662,000	3,758,086
Boeing
7.008%, 05/01/64	38,598,000	44,073,508
5.930%, 05/01/60	31,000,000	30,505,689
5.875%, 02/15/40	15,355,000	15,853,917
5.705%, 05/01/40	5,000,000	5,111,208
2.950%, 02/01/30	3,344,000	3,173,538
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,008,281
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	3,128,174

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
Regal Rexnord
6.300%, 02/15/30	$4,500,000	$4,771,204
Twma Finance
12.250%, 02/10/29(B)	3,500,000	3,562,001
12.250%, 02/10/29(B)	1,200,000	1,218,000
		121,163,606
Information Technology — 0.8%
Gartner
3.625%, 06/15/29(B)	3,000,000	2,896,671
Kyndryl Holdings
4.100%, 10/15/41	26,481,000	20,888,095
Oracle
6.100%, 09/26/65	10,016,000	8,726,246
		32,511,012
Materials — 0.0%
Hillgrove Mines Pty
12.000%, 08/01/29	1,000,000	1,035,000
Nacional del Cobre de Chile
3.150%, 01/15/51(B)	500,000	323,309
		1,358,309
Utilities — 0.6%
Northwest Natural Holding
7.000%, H15T5Y + 2.701%, 09/15/55(A)	2,000,000	2,090,280
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	9,570,569
3.750%, 08/15/42	5,000,000	3,795,096
Sempra
6.000%, 10/15/39	6,000,000	6,209,021
		21,664,966
Total Corporate Obligations
(Cost $692,586,722)		677,874,414

ASSET-BACKED SECURITIES — 6.3%
Automotive — 4.0%
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	15,000,000	15,578,698
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (B)	8,000,000	8,154,234
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (B)	5,000,000	5,051,061
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (B)	15,000,000	15,128,367
American Credit Acceptance Receivables Trust, Ser 2025-2, Cl D
5.500%, 07/14/31 (B)	14,000,000	14,211,365
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl C
4.950%, 07/12/32 (B)	5,000,000	5,050,929
Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl D
5.190%, 07/12/32 (B)	$10,000,000	$10,077,892
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (B)	20,000,000	20,112,742
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (B)	15,000,000	15,006,591
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (B)	5,595,000	5,848,968
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (B)	1,464,540	1,459,424
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (B)	5,000,000	1,580,929
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (B)	1,489,830	1,487,762
First Investors Auto Owner Trust, Ser 2023-1A, Cl D
7.740%, 01/15/31 (B)	9,000,000	9,402,454
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (B)	3,071,365	3,068,794
Flagship Credit Auto Trust, Ser 2024-3, Cl C
5.410%, 09/16/30 (B)	4,500,000	4,462,925
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (B)	5,886,000	5,777,862
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (B)	4,000,000	4,018,815
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (B)	1,990,000	2,051,114
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl C
5.210%, 02/18/31 (B)	2,250,000	2,281,227
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (B)	372,491	372,102
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (B)	4,000,000	1,258,476
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (B)	11,910,000	3,597,356
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/29 (B)	5,034,591	3,481,420
		158,521,507

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
Non-Agency Residential Mortgage-Backed Obligation — 0.6%
Brean Asset Backed Securities Trust, Ser 2026-RM14, Cl A2
4.250%, 01/25/66 (B)	$3,000,000	$2,820,654
FIVE Mortgage Trust, Ser V1, Cl E
6.348%, 02/10/56 (A)(B)	2,772,000	2,604,523
GS Mortgage-Backed Securities Trust, Ser 2025-PJ11, Cl A5
5.000%, 05/25/56 (A)(B)	9,759,248	9,754,017
SCMS Mortgage Trust, Ser BNC1, Cl A1
4.078%, 12/15/57 (B)	4,961,701	4,968,220
Sequoia Mortgage Trust, Ser 2025-12, Cl A4
5.500%, 12/25/55 (A)(B)	4,839,983	4,854,587
		25,002,001
Other Asset-Backed Securities — 1.7%
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (B)	2,600,000	2,628,920
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (B)	3,697,698	3,732,918
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (B)	5,993,367	6,085,834
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (B)	923,667	890,047
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (B)	5,136,556	4,313,794
CIFC Funding, Ser 2025-2A, Cl BR
5.068%, TSFR3M + 1.400%, 04/19/35 (A)(B)	9,125,000	9,120,255
CIFC Funding, Ser 2025-4A, Cl C
5.963%, TSFR3M + 1.850%, 10/24/38 (A)(B)	3,000,000	3,004,338
Dext ABS, Ser 2025-1, Cl B
4.980%, 08/15/35 (B)	5,000,000	5,070,259
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (B)	6,000,000	6,094,234
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl A
6.650%, 02/20/55 (B)	4,023,334	3,726,091
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (B)	3,218,667	2,888,279
EverBright Solar Trust, Ser 2024-A, Cl B
8.130%, 06/22/54 (B)	5,297,006	2,804,145
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (B)	1,645,796	1,583,010
Description	Face Amount	Value
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (B)	$1,779,664	$1,479,576
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (B)	4,000,000	4,029,344
VFI ABS, Ser 2023-1A, Cl B
7.780%, 08/24/29 (B)	9,156,996	9,229,532
		66,680,576
Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (B)	530,362	510,654

Total Asset-Backed Securities
(Cost $267,281,539)		250,714,738

COLLATERALIZED LOAN OBLIGATIONS — 2.5%
Apidos CLO XXX, Ser 2024- XXXA, Cl BR
5.518%, TSFR3M + 1.850%, 10/18/31 (A)(B)	5,170,000	5,175,558
Battalion CLO XXIII, Ser 2024- 23A, Cl DR1
7.622%, TSFR3M + 3.950%, 10/15/37 (A)(B)	5,000,000	5,040,930
BSL CLO V, Ser 2024-5A, Cl B
5.368%, TSFR3M + 1.700%, 01/20/38 (A)(B)	4,000,000	4,014,740
Elmwood CLO V, Ser 2024-2A, Cl D1RR
6.818%, TSFR3M + 3.150%, 10/20/37 (A)(B)	9,000,000	9,029,421
Elmwood CLO XXIV, Ser 2024-3A, Cl BR
5.268%, TSFR3M + 1.600%, 01/17/38 (A)(B)	4,600,000	4,605,842
LCM 42, Ser 2024-42A, Cl D1
7.172%, TSFR3M + 3.500%, 01/15/38 (A)(B)	10,000,000	10,044,720
Sycamore Tree CLO, Ser 2025-6A, Cl A1
4.868%, TSFR3M + 1.200%, 04/20/38 (A)(B)	27,000,000	27,019,251
Sycamore Tree CLO, Ser 2025-6A, Cl C
5.468%, TSFR3M + 1.800%, 04/20/38 (A)(B)	15,000,000	15,000,615
Sycamore Tree CLO, Ser 2025-7A, Cl C
5.668%, TSFR3M + 2.000%, 08/28/38 (A)(B)	5,000,000	5,024,000
Venture XIX, Ser 2018-19A, Cl ARR
5.194%, TSFR3M + 1.522%, 01/15/32 (A)(B)	4,795,589	4,797,569

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
Wind River CLO, Ser 2024-1A, Cl D
7.918%, TSFR3M + 4.250%, 04/20/37 (A)(B)	$10,000,000	$10,019,070
Total Collateralized Loan Obligations
(Cost $99,565,589)		99,771,716

	Shares
COMMON STOCK — 1.5%
Energy — 1.5%
Paratus Energy Services	12,250,000	59,351,539
Total Common Stock
(Cost $–)		59,351,539

	Face Amount
SOVEREIGN DEBT — 1.4%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	4,221,750
Kingdom of Belgium Government International Bond
4.875%, 06/10/55	10,000,000	8,914,300
4.350%, 11/06/34 (B)	40,000,000	39,819,655
Provincia de Buenos Aires
6.625%, 09/01/37 (B)(E)	306,708	247,667
Ukraine Government International Bond
4.500%, 02/01/29 to 02/01/34 (E)	2,403,678	1,760,634
0.000%, 02/01/30 to 02/01/36 (E)	1,382,113	751,960
Total Sovereign Debt
(Cost $56,161,015)		55,715,966

MUNICIPAL BONDS — 1.3%
Board of Regents of the University of Texas System, Build America Bonds, Ser D, Cl D, RB
5.134%, 08/15/42	3,000,000	3,001,577
Board of Regents of the University of Texas System, Ser C, RB
4.794%, 08/15/46	4,670,000	4,443,106
City of Houston Texas, GO
3.961%, 03/01/47	12,000,000	10,266,148
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	4,160,882	4,078,231
Mission, Economic Development, RB
9.750%, 12/01/25(F)(G)	3,045,000	30,450
8.550%, 12/01/21(F)(G)	2,125,000	21,250
Mission, Economic Development, RB
10.875%, 12/01/28(F)(G)	3,315,000	33,150
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,474,000	1,576,168
Description	Face Amount	Value
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	$2,000,000	$1,804,217
1.836%, 02/15/32	1,890,000	1,665,886
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, Cl A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,012,875
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,062,090
TransJamaican Highway, RB
5.750%, 10/10/36(B)	1,235,623	1,155,307
USAFA Visitor's Center Business Improvement District, Ser B, RB
6.750%, 12/01/42(B)	12,870,000	12,973,691
William Marsh Rice University, RB
2.598%, 05/15/50	1,810,000	1,138,596
Total Municipal Bonds
(Cost $57,805,795)		51,262,742

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FFCB
5.490%, 09/22/42	1,000,000	997,147
5.370%, 04/08/38	2,000,000	1,995,231
5.280%, 07/28/33	5,000,000	5,014,681
FHLB
6.000%, 07/28/45	5,000,000	5,036,837
5.625%, 02/23/39	2,000,000	2,002,202
2.150%, 09/23/36	1,500,000	1,183,027
Tennessee Valley Authority
4.250%, 09/15/52	7,521,000	6,375,554
Total U.S. Government Agency Obligations
(Cost $23,284,478)		22,604,679

COMMERCIAL PAPER — 1.0%
Air Lease
4.033%, 02/11/26 (H)	2,500,000	2,496,623
Genuine Parts
4.220%, 02/18/26 (H)	2,000,000	1,995,670
4.213%, 02/09/26 (H)	2,500,000	2,497,178
Hilltop Securities
4.029%, 03/04/26 (H)	5,000,000	4,981,070
Oracle
4.032%, 03/16/26 (H)	5,000,000	4,974,407
Ovintiv
4.113%, 02/25/26 (H)	2,000,000	1,993,943
Sonoco Products Company
%, 02/02/26 (H)	14,000,000	14,000,000
WGL Holdings
4.153%, 02/02/26 (H)	4,000,000	3,998,742

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
Whirlpool Corp
4.353%, 02/02/26 (H)	$4,000,000	$3,998,584
Total Commercial Paper
(Cost $40,942,880)		40,936,217

Total Investments — 99.0%
(Cost $3,902,788,731)		$3,937,246,583

Percentages are based on Net Assets of $3,977,073,874.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(C)	PO - Principal Only
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at January 31, 2026 was $1,070,430,899 and represents 26.9% of Net Assets.
(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2026. The coupon on a step bond changes on a specific date.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security in default on interest payments.
(H)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Mortgage-Backed Securities	$—	$1,878,641,527	$—	^	$1,878,641,527
U.S. Treasury Obligations	—	800,373,045	—		800,373,045
Corporate Obligations	—	677,874,414	—		677,874,414
Asset-Backed Securities	—	250,714,738	—		250,714,738
Collateralized Loan Obligations	—	99,771,716	—		99,771,716
Common Stock	59,351,539	—	—		59,351,539
Sovereign Debt	—	55,715,966	—		55,715,966
Municipal Bonds	—	51,177,892	84,850		51,262,742
Commercial Paper	—	40,936,217	—		40,936,217
U.S. Government Agency Obligations	—	22,604,679	—		22,604,679
Total Investments in Securities	$59,351,539	$3,877,810,194	$84,850		$3,937,246,583

^	This category includes securities with a value of $0.
(1)	A reconciliation of Level 3 investments is presented when the fund has significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 49.7%
Communication Services — 4.7%
AT&T
3.850%, 06/01/60	$4,000,000	$2,739,577
Fair Isaac
6.000%, 05/15/33(A)	3,000,000	3,056,805
Gray Media
5.375%, 11/15/31(A)	3,000,000	2,227,264
News
5.125%, 02/15/32(A)	5,000,000	4,992,794
OT Midco
10.000%, 02/15/30(A)	8,000,000	3,730,455
Sirius XM Radio
3.875%, 09/01/31(A)	3,000,000	2,740,063
T-Mobile USA
6.700%, 12/15/33	4,000,000	4,462,744
		23,949,702
Consumer Discretionary — 4.0%
180 Medical
5.300%, 10/08/35(A)	4,000,000	3,963,403
Amazon.com
4.100%, 04/13/62	4,000,000	3,052,164
Beazer Homes USA
7.250%, 10/15/29(A)	1,000,000	1,012,107
Choice Hotels International
5.850%, 08/01/34	2,000,000	2,049,068
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	4,000,000	3,576,177
Dillard's
7.000%, 12/01/28	500,000	526,284
Ford Motor Credit
5.869%, 10/31/35	2,000,000	1,991,520
JBS USA Holding Lux Sarl
6.750%, 03/15/34	2,000,000	2,204,986
STL Holding
8.750%, 02/15/29(A)	2,000,000	2,103,158
		20,478,867
Consumer Staples — 2.6%
JBS
6.375%, 04/15/66	2,500,000	2,527,100
JBS USA Holding Lux Sarl
6.500%, 12/01/52	3,000,000	3,118,324
Kraft Heinz Foods
4.625%, 10/01/39	4,352,000	3,930,669
Philip Morris International
5.125%, 02/15/30	2,000,000	2,064,589
4.250%, 11/10/44	2,000,000	1,699,673
		13,340,355
Energy — 12.5%
Aircastle
5.750%, 10/01/31(A)	3,500,000	3,648,893
5.250%, H15T5Y + 4.410%, 09/15/74(A)(B)	1,000,000	998,649
Asurion and Asurion -Issuer
8.375%, 02/01/34(A)	500,000	505,480
Borr IHC
10.000%, 11/15/28(A)	1,024,390	1,051,200
BP Capital Markets
6.125%, H15T5Y + 1.924%, 06/18/74(B)	5,000,000	5,143,365
Description	Face Amount	Value
Colonial Pipeline
8.375%, 11/01/30(A)	$1,500,000	$1,701,872
Futura Resources
13.125%, 01/09/31	4,250,000	4,021,397
HF Sinclair
5.500%, 09/01/32	5,000,000	5,112,703
New England Power
2.807%, 10/06/50(A)	1,990,000	1,211,219
Oglethorpe Power
5.800%, 06/01/54	4,000,000	3,905,405
Panoro Energy
10.250%, 12/11/29	5,000,000	5,137,373
PBF Holding
9.875%, 03/15/30(A)	7,000,000	7,423,283
Phoenix Aviation Capital
9.250%, 07/15/30(A)	7,000,000	7,336,175
SBL Holdings
6.500%, H15T5Y + 5.620%, 11/13/74(A)(B)	3,000,000	2,871,771
Southern Natural Gas
4.800%, 03/15/47(A)	3,000,000	2,628,456
Summit Midstream Holdings
8.625%, 10/31/29(A)	500,000	522,380
Telford Finco
11.000%, 11/06/29	4,573,034	4,782,763
Topaz Solar Farms
5.750%, 09/30/39(A)	6,085,685	6,126,277
		64,128,661
Financials — 6.3%
Arthur J Gallagher
5.750%, 07/15/54	3,000,000	2,942,444
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/35(B)	3,000,000	3,061,803
Brown & Brown
5.650%, 06/11/34	3,000,000	3,089,674
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(B)	1,000,000	1,013,573
F&G Annuities & Life
7.400%, 01/13/28	3,000,000	3,132,254
LPL Holdings
6.000%, 05/20/34	3,000,000	3,145,820
Pinnacle Financial
6.168%, SOFRRATE + 2.347%, 11/01/30(B)	2,500,000	2,604,073
PNC Financial Services Group
3.400%, H15T5Y + 2.595%, 12/15/74(B)	4,000,000	3,938,186
Royal Bank of Canada MTN
5.200%, 01/31/33	1,000,000	1,005,545
Swedbank
7.750%, H15T5Y + 3.657%, 09/17/74(B)	2,000,000	2,162,480
Synchrony Financial
5.019%, SOFRRATE + 1.395%, 07/29/29(B)	2,000,000	2,023,342
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(B)	1,000,000	1,059,765

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
Zions Bancorp
6.816%, SOFRRATE + 2.830%, 11/19/35(B)	$3,000,000	$3,181,163
		32,360,122
Health Care — 0.4%
Perrigo Finance Unlimited
6.125%, 09/30/32	2,000,000	1,967,054

Industrials — 8.6%
AerCap Ireland Capital DAC
6.500%, H15T5Y + 2.441%, 01/31/56(B)	7,000,000	7,198,352
ATI
5.875%, 12/01/27	4,165,000	4,172,153
Boeing
8.625%, 11/15/31	2,594,000	3,069,710
5.930%, 05/01/60	7,000,000	6,888,381
2.196%, 02/04/26	1,000,000	999,829
Burlington Northern Santa Fe
5.500%, 03/15/55	4,000,000	3,939,126
GATX
6.050%, 03/15/34	2,000,000	2,130,829
Huntington Ingalls Industries
5.749%, 01/15/35	5,000,000	5,276,333
4.200%, 05/01/30	3,000,000	2,976,629
Icahn Enterprises
9.750%, 01/15/29	1,000,000	1,006,093
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	3,128,174
Twma Finance
12.250%, 02/10/29(A)	1,500,000	1,522,500
12.250%, 02/10/29(A)	1,500,000	1,526,572
		43,834,681
Information Technology — 6.2%
Corning
5.450%, 11/15/79	4,000,000	3,686,844
Crowdstrike Holdings
3.000%, 02/15/29	3,000,000	2,870,503
Flex
5.250%, 01/15/32	2,000,000	2,043,287
Foundry JV Holdco
6.300%, 01/25/39(A)	2,000,000	2,128,754
5.875%, 01/25/34(A)	4,000,000	4,134,661
Hewlett Packard Enterprise
5.000%, 10/15/34	4,000,000	3,938,954
Kyndryl Holdings
4.100%, 10/15/41	8,929,000	7,043,156
Micron Technology
5.800%, 01/15/35	4,000,000	4,239,033
Oracle
6.100%, 09/26/65	2,000,000	1,742,461
		31,827,653
Materials — 0.5%
Hillgrove Mines Pty
12.000%, 08/01/29	2,500,000	2,587,500

Real Estate — 1.4%
GLP Capital
6.750%, 12/01/33‡	1,000,000	1,083,405
3.250%, 01/15/32‡	2,500,000	2,263,186
Description	Face Amount	Value
Host Hotels & Resorts
5.500%, 04/15/35‡	$2,000,000	$2,027,081
Sabra Health Care
3.200%, 12/01/31‡	2,000,000	1,831,012
		7,204,684
Utilities — 2.5%
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/56(B)	5,000,000	5,038,225
Entergy
7.125%, H15T5Y + 2.670%, 12/01/54(B)	3,000,000	3,140,784
Entergy Texas
5.550%, 09/15/54	1,000,000	966,749
NRG Energy
5.750%, 07/15/29(A)	3,000,000	2,988,686
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	870,052
		13,004,496
Total Corporate Obligations
(Cost $252,442,151)		254,683,775

COLLATERALIZED LOAN OBLIGATIONS — 19.7%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R
5.572%, TSFR3M + 1.900%, 04/15/36 (A)(B)	7,500,000	7,509,435
Anchorage Capital CLO, Ser 2024-2RA, Cl BR3
6.018%, TSFR3M + 2.350%, 01/20/34 (A)(B)	2,000,000	2,001,698
Apidos CLO XL, Ser 2024-40A, Cl CR
5.622%, TSFR3M + 1.950%, 07/15/37 (A)(B)	5,000,000	5,008,085
Apidos CLO XL, Ser 2024-40A, Cl ER
9.272%, TSFR3M + 5.600%, 07/15/37 (A)(B)	1,000,000	1,003,240
Battalion CLO XVII, Ser 2024-17A, Cl CR
5.918%, TSFR3M + 2.250%, 03/09/34 (A)(B)	5,000,000	5,004,890
Battalion CLO XXIII, Ser 2024-23A, Cl BR
5.472%, TSFR3M + 1.800%, 10/15/37 (A)(B)	2,000,000	2,006,564
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
7.622%, TSFR3M + 3.950%, 10/15/37 (A)(B)	3,000,000	3,024,558
Battalion CLO XXVIII, Ser 2025-28A, Cl B
5.268%, TSFR3M + 1.600%, 01/20/38 (A)(B)	1,340,000	1,341,707
Battalion CLO XXVIII, Ser 2025-28A, Cl D1
6.718%, TSFR3M + 3.050%, 01/20/38 (A)(B)	2,000,000	2,009,650

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
BlueMountain XXX, Ser 2022-30A, Cl ER
10.372%, TSFR3M + 6.700%, 04/15/35 (A)(B)	$2,000,000	$1,978,382
BSL CLO V, Ser 2024-5A, Cl B
5.368%, TSFR3M + 1.700%, 01/20/38 (A)(B)	5,000,000	5,018,425
CIFC Funding, Ser 2024-4A, Cl CR
5.571%, TSFR3M + 1.900%, 07/23/37 (A)(B)	1,750,000	1,750,955
CLI Funding IX, Ser 2024-1A, Cl B
5.660%, 07/20/49 (A)	1,722,000	1,728,073
CLI Funding IX, Ser 2024-1A, Cl C
6.000%, 07/20/49 (A)	861,000	860,275
Dryden 76 CLO, Ser 2024-76A, Cl BR2
5.422%, TSFR3M + 1.750%, 10/15/37 (A)(B)	3,000,000	3,007,734
Elmwood CLO XXIV, Ser 2024-3A, Cl BR
5.268%, TSFR3M + 1.600%, 01/17/38 (A)(B)	4,000,000	4,005,080
GoldenTree Loan Management US CLO XIV, Ser 2024-14A, Cl CR
5.568%, TSFR3M + 1.900%, 07/20/37 (A)(B)	5,000,000	5,002,640
GoldenTree Loan Management US CLO XIX, Ser 2024-19A, Cl B
5.568%, TSFR3M + 1.900%, 04/20/37 (A)(B)	3,000,000	3,000,492
Golub Capital Partners CLO XVII, Ser 2025-17A, Cl CRR
6.065%, TSFR3M + 2.200%, 02/09/39 (A)(B)	3,000,000	3,011,169
LCM 42, Ser 2024-42A, Cl D1
7.172%, TSFR3M + 3.500%, 01/15/38 (A)(B)	5,000,000	5,022,360
Magnetite XLI, Ser 2024-41A, Cl D1
6.268%, TSFR3M + 2.600%, 01/25/38 (A)(B)	750,000	751,345
Magnetite XXIX, Ser 2024-29A, Cl BR
5.422%, TSFR3M + 1.750%, 07/15/37 (A)(B)	4,000,000	4,009,484
Magnetite XXIX, Ser 2024-29A, Cl DR
6.722%, TSFR3M + 3.050%, 07/15/37 (A)(B)	3,000,000	3,015,339
Magnetite XXXVIII, Ser 2024- 38A, Cl B
5.672%, TSFR3M + 2.000%, 04/15/37 (A)(B)	2,000,000	2,001,940
Description	Face Amount	Value
Magnetite XXXVIII, Ser 2024-38A, Cl D
7.172%, TSFR3M + 3.500%, 04/15/37 (A)(B)	$1,000,000	$1,000,675
Magnetite XXXVIII, Ser 2024-38A, Cl E
10.172%, TSFR3M + 6.500%, 04/15/37 (A)(B)	1,000,000	1,001,398
MCF CLO VIII CLO, Ser 2024-1A, Cl BR
6.068%, TSFR3M + 2.400%, 04/18/36 (A)(B)	3,000,000	3,005,754
Sycamore Tree CLO, Ser 2025-6A, Cl A1
4.868%, TSFR3M + 1.200%, 04/20/38 (A)(B)	10,120,000	10,127,216
Sycamore Tree CLO, Ser 2025-7A, Cl C
5.668%, TSFR3M + 2.000%, 08/28/38 (A)(B)	5,000,000	5,024,000
Wise CLO, Ser 2025-3A, Cl B1
5.422%, TSFR3M + 1.750%, 07/15/38 (A)(B)	7,500,000	7,511,850
Total Collateralized Loan Obligations
(Cost $100,542,712)		100,744,413

ASSET-BACKED SECURITIES — 18.3%
Automotive — 9.1%
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	1,000,000	1,023,071
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (A)	1,000,000	1,038,580
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (A)	3,000,000	3,057,837
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (A)	2,000,000	2,020,424
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl D
5.190%, 07/12/32 (A)	5,000,000	5,038,946
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (A)	3,000,000	3,016,911
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl C
7.650%, 07/15/30 (A)	1,000,000	1,040,241
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,923,700

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl D
5.830%, 05/15/30	$2,250,000	$2,299,397
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	366,135	364,856
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	628,285	617,028
Credit Acceptance Auto Loan Trust, Ser 2024-2A, Cl C
6.700%, 10/16/34 (A)	3,000,000	3,118,278
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,409,386
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl E
7.220%, 05/17/32 (A)	3,250,000	3,357,765
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (A)	4,000,000	3,926,512
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,501,081
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl E
7.250%, 06/16/31 (A)	3,000,000	3,088,768
GLS Auto Select Receivables Trust, Ser 2024-3A, Cl C
5.920%, 08/15/30 (A)	1,357,000	1,401,809
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl C
5.260%, 03/15/31 (A)	750,000	765,441
Lendbuzz Securitization Trust, Ser 2024-3A, Cl C
5.900%, 11/15/31 (A)	600,000	603,291
Lendbuzz Securitization Trust, Ser 2025-1A, Cl C
5.990%, 01/15/32 (A)	1,250,000	1,251,204
Prestige Auto Receivables Trust, Ser 2024-1A, Cl D
6.210%, 02/15/30 (A)	2,000,000	2,012,161
Prestige Auto Receivables Trust, Ser 2024-2A, Cl E
6.750%, 11/17/31 (A)	1,500,000	1,427,560
SAFCO Auto Receivables Trust, Ser 2024-1A, Cl E
10.850%, 01/18/30 (A)	500,000	511,702
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	1,000,000	314,619
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	1,000,000	302,045
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl E
10.370%, 04/15/32 (A)	500,000	39,972
		46,472,585
Description	Face Amount	Value
Credit Card — 0.5%
Mercury Financial Credit Card Master Trust, Ser 2024-2A, Cl A
6.560%, 07/20/29 (A)	$2,500,000	$2,508,539

Non-Agency Residential Mortgage-Backed Obligation — 1.8%
GS Mortgage-Backed Securities Trust, Ser 2025-NQM3, Cl A3
5.492%, 11/25/65 (A)(C)	2,503,575	2,522,120
GS Mortgage-Backed Securities Trust, Ser 2025-PJ11, Cl A5
5.000%, 05/25/56 (A)(B)	1,951,850	1,950,803
Sequoia Mortgage Trust, Ser 2025-12, Cl A4
5.500%, 12/25/55 (A)(B)	4,839,983	4,854,587
		9,327,510
Other Asset-Backed Securities — 6.9%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	1,348,000	1,349,519
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl E
9.660%, 04/20/32 (A)	1,550,000	1,606,295
Amur Equipment Finance Receivables XIV, Ser 2024-2A, Cl D
5.970%, 10/20/31 (A)	800,000	817,373
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (A)	1,344,618	1,357,425
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	1,014,306
CIFC Funding, Ser 2025-4A, Cl C
5.963%, TSFR3M + 1.850%, 10/24/38 (A)(B)	10,000,000	10,014,460
Credibly Asset Securitization II, Ser 2024-1A, Cl C
8.620%, 11/15/29 (A)	2,537,000	2,558,839
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (A)	3,000,000	3,047,117
EnFin Residential Solar Receivables Trust, Ser 2024- 1A, Cl B
8.440%, 02/20/55 (A)	804,667	722,070
Kapitus Asset Securitization IV, Ser 2025-1A, Cl 1A
5.490%, 09/10/31 (A)	1,000,000	1,006,118
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	123,753	112,033
NMEF Funding, Ser 2024-A, Cl C
6.330%, 12/15/31 (A)	500,000	512,406
NMEF Funding, Ser 2024-A, Cl D
8.750%, 12/15/31 (A)	1,500,000	1,550,640

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
NMEF Funding, Ser 2025-A, Cl D
8.070%, 07/15/32 (A)	$3,000,000	$3,067,098
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	352,959
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	1,000,000	1,007,336
Textainer Marine Containers VII, Ser 2024-1A, Cl B
5.340%, 08/20/49 (A)	2,615,750	2,620,141
TIC Home Improvement Trust, Ser 2024-A, Cl B
7.890%, 10/15/46 (A)	500,000	504,518
Verizon Master Trust, Ser 2024-8, Cl B
4.820%, 11/20/30	2,120,000	2,152,357
		35,373,010
Total Asset-Backed Securities
(Cost $94,713,947)		93,681,644

MORTGAGE-BACKED SECURITIES — 8.1%
Commercial Mortgage-Backed Obligation — 0.8%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	696,027
BXMT, Ser 2020-FL2, Cl A
4.942%, TSFR1M + 1.264%, 02/15/38 (A)(B)	28,002	27,969
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.461%, 12/10/47 (B)	29,196	28,904
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.181%, 02/10/48 (A)(B)	1,517,000	1,046,730
Greystone CRE Notes, Ser 2024- HC3, Cl AS
6.512%, TSFR1M + 2.832%, 03/15/41 (A)(B)	2,000,000	1,997,425
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	463,758	454,246
		4,251,301
Non-Agency Residential Mortgage-Backed Obligation — 7.3%
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	757,850	751,600
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (A)	898,600	898,163
Brean Asset Backed Securities Trust, Ser 2025-RM11, Cl A2
4.750%, 05/25/65 (A)(B)	2,000,000	1,936,871
Brean Asset Backed Securities Trust, Ser 2025-RM12, Cl A2
4.500%, 07/25/65 (A)	2,004,344	1,917,848
Description	Face Amount	Value
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (A)(C)	$2,000,000	$2,003,014
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	455,435	460,618
GS Mortgage-Backed Securities Trust, Ser 2024-PJ3, Cl B2
5.907%, 08/25/54 (A)(B)	961,282	936,235
GS Mortgage-Backed Securities Trust, Ser 2025-NQM2, Cl A2
5.800%, 06/25/65 (A)(C)	4,075,919	4,124,831
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/55 (A)(B)	3,722,598	3,750,083
GS Mortgage-Backed Securities Trust, Ser 2025-PJ8, Cl A3
5.000%, 02/25/56 (A)(B)	1,725,712	1,720,316
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(B)	1,871,700	1,891,211
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/64 (A)(C)	986,050	996,706
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (A)(C)	2,760,384	2,703,299
PRET Trust, Ser 2025-RPL3, Cl M2
4.150%, 04/25/65 (A)(C)	5,000,000	4,554,474
PRET, Ser 2025-NPL2, Cl A1
5.835%, 03/25/55 (A)(C)	2,705,301	2,710,381
Sequoia Mortgage Trust, Ser 2025-6, Cl A2
5.500%, 07/25/55 (A)(B)	4,066,583	4,099,465
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (A)(C)	1,000,000	1,007,419
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (A)(C)	1,000,000	1,004,659
		37,467,193
Total Mortgage-Backed Securities
(Cost $41,358,000)		41,718,494

MUNICIPAL BOND — 1.1%
North Texas Tollway Authority, RB
6.718%, 01/01/49	5,000,000	5,475,024
Total Municipal Bonds
(Cost $5,621,689)		5,475,024

	Shares
PREFERRED STOCK — 1.0%
Communication Services — 1.0%
T-Mobile USA
6.250%, 09/01/69	118,061	2,969,234

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund January 31, 2026 (UNAUDITED)

Description	Shares	Value
5.500%, 03/01/70	84,848	$1,942,171
Total Preferred Stock
(Cost $4,699,872)		4,911,405

	Face Amount
COMMERCIAL PAPER — 1.9%
Air Lease
4.033%, 02/11/26 (D)	$2,000,000	1,997,299
Genuine Parts
4.213%, 02/09/26 (D)	2,000,000	1,997,743
Hilltop Securities
4.029%, 03/04/26 (D)	4,000,000	3,984,856
Ovintiv
4.113%, 02/25/26 (D)	1,000,000	996,971
Whirlpool Corp
4.353%, 02/02/26 (D)	1,000,000	999,646
Total Commercial Paper
(Cost $9,979,234)		9,976,515

Total Investments — 99.8%
(Cost $509,357,605)		$511,191,270

Percentages are based on Net Assets of $512,236,009.

‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at January 31, 2026 was $303,816,770 and represents 59.3% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2026. The coupon on a step bond changes on a specific date.
(D)	Interest rate represents the security’s effective yield at the time of purchase.

As of January 31, 2026, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Frost Low Duration Bond Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 41.2%
U.S. Treasury Notes
4.375%, 11/30/28	$15,000,000	$15,307,617
4.000%, 01/31/29 to 02/28/30	80,000,000	80,838,086
Total U.S. Treasury Obligations
(Cost $94,497,165)		96,145,703

ASSET-BACKED SECURITIES — 27.5%
Automotive — 16.9%
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (A)	2,000,000	2,016,983
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (A)	5,000,000	5,042,789
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl C
4.950%, 07/12/32 (A)	5,000,000	5,050,930
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (A)	5,000,000	5,002,197
Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Cl C
5.150%, 12/17/29	3,810,000	3,855,988
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,553,704
Flagship Credit Auto Trust, Ser 2024-3, Cl B
5.350%, 07/16/29 (A)	5,000,000	5,000,986
Lendbuzz Securitization Trust, Ser 2024-2A, Cl B
6.520%, 07/16/29 (A)	1,250,000	1,274,140
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	3,239,502	3,210,861
Prestige Auto Receivables Trust, Ser 2023-2A, Cl C
7.120%, 08/15/29 (A)	4,250,000	4,256,056
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (A)	3,000,000	3,058,643
		39,323,277
Credit Card — 0.9%
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/31	2,000,000	2,036,780

Other Asset-Backed Securities — 9.7%
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	975,373	910,782
Description	Face Amount	Value
BXG Receivables Note Trust, Ser 2023-A, Cl A
5.770%, 11/15/38 (A)	$1,769,727	$1,803,081
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,154,282	1,090,994
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	205,125	197,502
Dext ABS, Ser 2025-1, Cl B
4.980%, 08/15/35 (A)	2,750,000	2,788,643
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/39 (A)	260,021	265,758
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/38 (A)	1,338,311	1,357,269
Hilton Grand Vacations Trust, Ser 2024-3A, Cl A
4.980%, 08/27/40 (A)	1,761,297	1,779,061
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	550,325	417,865
Mosaic Solar Loans Trust, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	112,659	110,327
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,679,735
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	305,990	300,579
Verizon Master Trust, Ser 2023-4, Cl C
5.650%, 06/20/29	9,700,000	9,751,929
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	325,133	322,771
		22,776,296
Total Asset-Backed Securities
(Cost $64,260,084)		64,136,353

CORPORATE OBLIGATIONS — 19.5%
Communication Services — 5.2%
News
3.875%, 05/15/29(A)	6,000,000	5,845,614
WMG Acquisition
3.750%, 12/01/29(A)	6,500,000	6,254,745
		12,100,359
Energy — 2.2%
Societe Generale
5.512%, SOFRRATE + 1.650%, 05/22/31 (A)(B)	5,000,000	5,164,584

Financials — 4.1%
Ally Financial
5.737%, SOFRINDX + 1.960%, 05/15/29(B)	2,000,000	2,053,642

The accompanying notes are an integral part of the financial statements.

Frost Low Duration Bond Fund January 31, 2026 (UNAUDITED)

Description	Face Amount	Value
Capital One Financial
5.463%, SOFRRATE + 1.560%, 07/26/30(B)	$4,000,000	$4,136,357
Golub Capital BDC
7.050%, 12/05/28	1,200,000	1,263,044
JPMorgan Chase
4.995%, SOFRRATE + 1.125%, 07/22/30(B)	2,000,000	2,052,836
		9,505,879
Industrials — 3.7%
MasTec
6.625%, 08/15/29(A)	5,173,000	5,173,000
United Airlines 2018-1 Class B Pass Through Trust
4.600%, 03/01/26	3,438,540	3,437,251
		8,610,251
Information Technology — 3.0%
Crowdstrike Holdings
3.000%, 02/15/29	7,287,000	6,972,450

Real Estate — 1.3%
COPT Defense Properties
2.250%, 03/15/26 ‡	3,000,000	2,993,487

Total Corporate Obligations
(Cost $45,380,170)		45,347,010

MUNICIPAL BOND — 2.3%
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	5,295,000	5,404,213
Total Municipal Bonds
(Cost $5,419,469)		5,404,213

U.S. GOVERNMENT AGENCY OBLIGATION — 2.1%
FHLB
4.000%, 12/23/30	5,000,000	4,985,570
Total U.S. Government Agency Obligation
(Cost $5,000,000)		4,985,570

MORTGAGE-BACKED SECURITIES — 1.5%
Agency Mortgage-Backed Obligation — 1.2%
GNMA, Ser 2025-148, Cl PT
4.500%, 12/16/64 (B)	2,987,504	2,841,844

Commercial Mortgage-Backed Obligation — 0.1%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	146,052	145,718

Non-Agency Residential Mortgage-Backed Obligation — 0.2%
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	455,435	460,618

Total Mortgage-Backed Securities
(Cost $3,419,489)		3,448,180
Description	Face Amount	Value
COMMERCIAL PAPER — 1.3%
Air Lease
4.066%, 02/03/26 (C)	$1,000,000	$999,554
4.033%, 02/11/26 (C)	500,000	499,325
Genuine Parts
4.213%, 02/09/26 (C)	500,000	499,436
Oracle
4.032%, 03/16/26 (C)	1,000,000	994,881
Total Commercial Paper
(Cost $2,993,960)		2,993,196

REPURCHASE AGREEMENT(D) — 3.6%
Santander US Capital Markets LLC
3.550%, dated 1/30/2026, to be repurchased on 2/02/2026, repurchase price $8,302,455 (collateralized by various Government Obligations, ranging in par value $275,000 - $21,495,808, 0.000% - 10.000%, 10/25/2026 - 02/15/2061, with a total market value of $8,674,489)	8,300,000	8,300,000

Total Repurchase Agreement
(Cost $8,300,000)		8,300,000

Total Investments — 99.0%
(Cost $229,270,337)		$230,760,225

Percentages are based on Net Assets of $233,031,697.

The accompanying notes are an integral part of the financial statements.

Frost Low Duration Bond Fund January 31, 2026 (UNAUDITED)

‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities on January 31, 2026, was $69,836,513 and represents 30.0% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	Tri-Party Repurchase Agreement.

As of January 31, 2026, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Glossary January 31, 2026

Fund Abbreviations

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y — 5 Year US Treasury Yield Curve

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A -- Secured Overnight Financing Rate 30-day Average

STRIPS — Separately Traded Registered Interest and Principal Securities

TA — Tax Allocation

TSFR1M — 1 Month CME Term Secured

TSFR3M — 3 Month CME Term Secured

USISSO05 - 5-Year U.S. Dollar SOFR ICE Swap Rate

Statements of Assets and Liabilities January 31, 2026 (UNAUDITED)

	Growth Equity Fund	Total Return Bond Fund	Credit Fund	Low Duration Bond Fund
Assets:
Investments at Value	$222,210,012	$3,937,246,583	$511,191,270	$230,760,225
Foreign Currency	–	1,353,472	–	–
Cash	116,588	–	324,036	731,303
Receivable for Capital Shares Sold	198,406	9,365,866	1,434,203	12,619
Dividends and Interest Receivable	42,337	34,225,275	4,934,004	1,699,664
Foreign Tax Reclaim Receivable	348	–	–	–
Receivable for Investment Securities Sold	–	12,796,631	3,140,141	–
Cash Collateral on Futures Contracts	–	44,153	–	–
Prepaid Expenses	14,877	74,513	39,747	21,724
Total Assets	222,582,568	3,995,106,493	521,063,401	233,225,535

Liabilities:
Payable for Investment Securities Purchased	–	6,894,716	3,000,000	–
Payable for Capital Shares Redeemed	73,885	6,025,513	5,450,373	79,880
Income Distribution Payable	–	4,429	25,675	–
Payable Due to Investment Advisor	96,368	1,178,061	219,864	57,910
Payable Due to Administrator	13,517	236,042	30,837	13,537
Payable Due to Distributor - Investor Class Shares	4,283	44,861	18,596	432
Payable Due to Distributor - A Class Shares	N/A	647	1,892	N/A
Payable Due to Trustees	1,630	25,871	3,446	1,571
Chief Compliance Officer Fees Payable	360	8,302	941	376
Shareholder Servicing Fees Payable - A Class Shares	N/A	3,759	–	N/A
Professional Fees Payable	19,090	59,856	33,683	23,145
Transfer Agent Fees Payable	7,563	76,045	13,459	8,261
Payable to Custodian	–	3,373,219	–	–
Pricing Fees Payable	–	37,235	18,244	4,188
Other Accrued Expenses	6,728	64,063	10,382	4,538
Total Liabilities	223,424	18,032,619	8,827,392	193,838

Net Assets	$222,359,144	$3,977,073,874	$512,236,009	$233,031,697

NET ASSETS:
Paid-in Capital	$70,006,423	$4,261,893,365	$526,444,537	$251,180,672
Total Distributable Earnings (Accumulated Loss)	152,352,721	(284,819,491)	(14,208,528)	(18,148,975)
Net Assets	$222,359,144	$3,977,073,874	$512,236,009	$233,031,697

Institutional Class Shares:
Net Assets	$203,553,231	$3,751,417,776	$414,846,568	$230,731,168

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	14,184,364	386,968,891	44,363,821	23,191,173
Net Asset Value, Offering and Redemption Price Per Share	$14.35	$9.69	$9.35	$9.95

Investor Class Shares:
Net Assets	$18,805,913	$219,877,971	$93,844,243	$2,300,529

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,393,310	22,690,714	10,058,423	231,054
Net Asset Value, Offering and Redemption Price Per Share	$13.50	$9.69	$9.33	$9.96

A Class Shares:
Net Assets	N/A	$5,778,127	$3,545,198	N/A

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	N/A	596,970	380,194	N/A
Net Asset Value, Offering and Redemption Price Per Share	N/A	$9.68	$9.32	N/A
Maximum Offering Price Per Share — Class A	N/A	$10.00	$9.53	N/A
Cost of Investments	$77,293,028	$3,902,788,731	$509,357,605	$229,270,337
Cost (Proceeds) of Foreign Currency	$761	$1,345,401	$–	$–

“N/A” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations For the six months ended January 31, 2026 (UNAUDITED)

	Growth Equity Fund	Total Return Bond Fund	Credit Fund	Low Duration Bond Fund
Investment Income:
Dividend Income	$654,629	$5,551,835	$153,520	$–
Interest Income	–	120,283,031	20,838,979	6,854,201
Foreign Taxes Withheld	(146)	–	–	–
Total Investment Income	654,483	125,834,866	20,992,499	6,854,201

Expenses:
Investment Advisory Fees	605,423	6,954,882	1,305,233	374,804
Administration Fees	85,460	1,402,139	184,184	88,218
Distribution Fees - Investor Class Shares	24,330	279,398	122,518	3,238
Distribution Fees - A Class Shares	N/A	7,462	4,120	N/A
Trustees' Fees	3,114	50,439	6,588	3,254
Chief Compliance Officer Fees	683	9,079	1,302	690
Shareholder Servicing Fees - A Class Shares	N/A	2,985	N/A	N/A
Transfer Agent Fees	23,924	264,669	52,816	25,122
Registration Fees	23,217	85,584	63,958	28,466
Professional Fees	19,906	82,317	35,651	23,909
Printing Fees	4,278	68,913	9,057	4,385
Custodian Fees	1,491	29,777	5,188	2,319
Pricing Fees	543	53,713	30,806	6,644
Insurance and Other Expenses	3,618	58,482	7,571	3,765
Total Expenses	795,987	9,349,839	1,828,992	564,814
Less: Fees Paid Indirectly	(474)	(38,845)	(9,953)	(1,792)
Net Expenses	795,513	9,310,994	1,819,039	563,022
Net Investment Income/(Loss)	(141,030)	116,523,872	19,173,460	6,291,179
Net Realized Gain/(Loss) on:
Investments	13,800,761	(63,912,777)	(8,870,964)	257,690
Foreign Currency Transactions	–	46,351	(338)	–
Net Realized Gain/(Loss)	13,800,761	(63,866,426)	(8,871,302)	257,690
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,949,044)	66,450,893	4,029,873	210,468
Foreign Currency Translation	–	9,119	–	–
Net Change in Unrealized Appreciation (Depreciation)	(5,949,044)	66,460,012	4,029,873	210,468
Net Realized and Unrealized Gain (Loss)	7,851,717	2,593,586	(4,841,429)	468,158
Increase in Net Assets Resulting from Operations	$7,710,687	$119,117,458	$14,332,031	$6,759,337

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Growth Equity Fund
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Operations:
Net Investment Income (Loss)	$(141,030)	$(330,213)
Net Realized Gain	13,800,761	39,926,088
Net Change in Unrealized Appreciation (Depreciation)	(5,949,044)	5,263,932
Net Increase in Net Assets Resulting from Operations	7,710,687	44,859,807
Distributions:
Institutional Class Shares	(39,830,550)	(42,781,808)
Investor Class Shares	(3,627,478)	(3,655,532)
A Class Shares	N/A	N/A
Total Distributions	(43,458,028)	(46,437,340)
Capital Share Transactions:
Institutional Class Shares:
Issued	10,259,872	19,490,135
Reinvestment of Dividends	29,619,010	29,891,540
Redeemed	(26,133,303)	(48,722,320)
Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	13,745,579	659,355
Investor Class Shares:
Issued	844,712	3,537,982
Reinvestment of Dividends	3,554,587	3,590,736
Redeemed	(2,263,590)	(4,745,029)
Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	2,135,709	2,383,689
A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A
Net Increase in Net Assets from A Class Share Transactions	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	15,881,288	3,043,044
Total Increase (Decrease) in Net Assets	(19,866,053)	1,465,511
Net assets:
Beginning of Period	242,225,197	240,759,686
End of Period	$222,359,144	$242,225,197
Share Transactions:
Institutional Class Shares:
Issued	613,297	1,209,461
Reinvestment of Dividends	2,055,448	1,962,675
Redeemed	(1,564,734)	(3,028,598)
Total Increase (Decrease) in Institutional Class Shares	1,104,011	143,538
Investor Class Shares:
Issued	54,600	230,078
Reinvestment of Dividends	262,138	247,126
Redeemed	(140,624)	(315,675)
Total Increase (Decrease) in Investor Class Shares	176,114	161,529
A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A
Total Increase in A Class Shares	N/A	N/A
Net Increase (Decrease) in Shares Outstanding	1,280,125	305,067

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Total Return Bond Fund		Credit Fund		Low Duration Bond Fund
Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
$116,523,872	$206,612,867	$19,173,460	$25,259,136	$6,291,179	$10,803,970
(63,866,426)	(15,120,777)	(8,871,302)	(13,802)	257,690	979,432
66,460,012	(75,291,572)	4,029,873	(3,181,029)	210,468	1,494,684
119,117,458	116,200,518	14,332,031	22,064,305	6,759,337	13,278,086

(104,847,649)	(184,242,985)	(13,034,274)	(20,672,976)	(5,231,910)	(11,663,341)
(5,946,537)	(11,449,279)	(2,904,534)	(5,896,949)	(51,122)	(112,209)
(157,107)	(234,043)	(98,445)	(170,446)	N/A	N/A
(110,951,293)	(195,926,307)	(16,037,253)	(26,740,371)	(5,283,032)	(11,775,550)

463,032,356	1,162,943,345	78,679,015	244,600,970	24,911,772	37,506,023
76,818,551	132,164,776	9,350,891	13,819,022	2,869,417	5,819,423
(412,083,520)	(754,712,077)	(77,146,694)	(103,590,642)	(61,655,261)	(99,358,047)
127,767,387	540,396,044	10,883,212	154,829,350	(33,874,072)	(56,032,601)

19,964,976	44,097,308	20,256,833	104,392,994	14,396	564,790
4,645,905	9,038,083	2,664,674	5,567,431	26,231	66,214
(27,443,344)	(45,673,158)	(24,489,946)	(73,788,663)	(674,982)	(470,577)
(2,832,463)	7,462,233	(1,568,439)	36,171,762	(634,355)	160,427

459,076	2,883,317	668,154	1,221,332	N/A	N/A
112,692	152,262	86,841	152,060	N/A	N/A
(436,667)	(1,205,939)	(190,687)	(1,100,311)	N/A	N/A
135,101	1,829,640	564,308	273,081	N/A	N/A
125,070,025	549,687,917	9,879,081	191,274,193	(34,508,427)	(55,872,174)
133,236,190	469,962,128	8,173,859	186,598,127	(33,032,122)	(54,369,638)

3,843,837,684	3,373,875,556	504,062,150	317,464,023	266,063,819	320,433,457
$3,977,073,874	$3,843,837,684	$512,236,009	$504,062,150	$233,031,697	$266,063,819

47,392,636	118,662,544	8,338,894	25,905,001	2,497,579	3,790,351
7,878,000	13,527,624	994,085	1,467,724	278,038	588,864
(42,197,050)	(77,210,848)	(8,195,435)	(11,012,528)	(6,166,106)	(10,020,847)
13,073,586	54,979,320	1,137,544	16,360,197	(3,390,489)	(5,641,632)

2,045,087	4,490,119	2,150,549	11,050,772	1,443	57,016
476,688	924,873	283,863	591,949	2,631	6,694
(2,807,408)	(4,674,838)	(2,605,813)	(7,904,382)	(67,476)	(47,581)
(285,633)	740,154	(171,401)	3,738,339	(63,402)	16,129

47,028	297,088	71,124	129,583	N/A	N/A
11,574	15,626	9,258	16,171	N/A	N/A
(44,797)	(123,128)	(20,317)	(116,140)	N/A	N/A
13,805	189,586	60,065	29,614	N/A	N/A
12,801,758	55,909,060	1,026,208	20,128,150	(3,453,891)	(5,625,503)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2026 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Growth Equity Fund
Institutional Class Shares
2026^	$17.25	$(0.01)	$0.32	$0.31	$—	$(3.21)	$(3.21)	$14.35	3.13	%**	203,553	0.64	%*	0.64	%*	(0.10)%*	5	%**
2025	17.25	(0.02)	3.22	3.20	—	(3.44)	(3.44)	17.01	20.89		222,504	0.66		0.66		(0.12)	16
2024	15.75	(0.01)	3.87	3.86	(0.01)	(2.35)	(2.36)	17.25	27.87		223,213	0.67		0.67		(0.03)	17
2023	15.29	0.03	1.87	1.90	—	(1.44)	(1.44)	15.75	15.34		260,597	0.63		0.63		0.21	12
2022	20.28	(0.02)	(2.56)	(2.58)	—	(2.41)	(2.41)	15.29	(14.97)		287,799	0.63		0.63		(0.11)	7
2021	15.95	(0.01)	4.96	4.95	(0.01)	(0.61)	(0.62)	20.28	31.83		389,166	0.63		0.63		(0.06)	17
Investor Class Shares
2026^	$16.62	$(0.03)	$0.12	$0.09	$—	$(3.21)	$(3.21)	$13.50	3.03	%**	18,806	0.89	%*	0.89	%*	(0.35)%*	5	%**
2025	16.62	(0.06)	3.08	3.02	—	(3.44)	(3.44)	16.20	20.56		19,721	0.91		0.91		(0.37)	16
2024	15.28	(0.04)	3.73	3.69	—	(2.35)	(2.35)	16.62	27.55		17,547	0.91		0.91		(0.27)	17
2023	14.91	(0.01)	1.82	1.81	—	(1.44)	(1.44)	15.28	15.11		54,604	0.88		0.88		(0.05)	12
2022	19.89	(0.06)	(2.51)	(2.57)	—	(2.41)	(2.41)	14.91	(15.24)		50,405	0.88		0.88		(0.36)	7
2021	15.68	(0.05)	4.87	4.82	—	(0.61)	(0.61)	19.89	31.52		69,343	0.88		0.88		(0.31)	17
Total Return Bond Fund
Institutional Class Shares
2026^	$9.67	$0.29	$0.01	$0.30	$(0.28)	$—	$(0.28)	$9.69	3.07	%**	3,751,418	0.45	%*	0.46	%*	5.88%*	21	%**
2025	9.88	0.55	(0.24)	0.31	(0.52)	—	(0.52)	9.67	3.24		3,616,084	0.46		0.46		5.67	66
2024	9.36	0.52	0.51	1.03	(0.51)	—	(0.51)	9.88	11.34		3,150,416	0.46		0.46		5.44	48
2023	9.70	0.53	(0.34)	0.19	(0.53)	—	(0.53)	9.36	2.05		2,474,473	0.46		0.47		5.60	64
2022	10.40	0.35	(0.69)	(0.34)	(0.36)	—	(0.36)	9.70	(3.30)		2,437,441	0.47		0.47		3.46	73
2021	10.07	0.30	0.38	0.68	(0.35)	—	(0.35)	10.40	6.85		2,741,353	0.46		0.46		2.93	38
Investor Class Shares
2026^	$9.67	$0.28	$—	$0.28	$(0.26)	$—	$(0.26)	$9.69	2.94	%**	219,878	0.70	%*	0.71	%*	5.62%*	21	%**
2025	9.87	0.53	(0.23)	0.30	(0.50)	—	(0.50)	9.67	3.09		222,122	0.71		0.71		5.41	66
2024	9.36	0.49	0.50	0.99	(0.48)	—	(0.48)	9.87	10.94		219,576	0.71		0.71		5.21	48
2023	9.70	0.50	(0.34)	0.16	(0.50)	—	(0.50)	9.36	1.79		262,100	0.71		0.72		5.34	64
2022	10.40	0.32	(0.68)	(0.36)	(0.34)	—	(0.34)	9.70	(3.55)		302,887	0.72		0.72		3.20	73
2021	10.07	0.27	0.38	0.65	(0.32)	—	(0.32)	10.40	6.59		368,782	0.71		0.71		2.67	38
A Class Shares
2026^	$9.66	$0.27	$0.01	$0.28	$(0.26)	$—	$(0.26)	$9.68	2.89	%**	5,778	0.80	%*	0.81	%*	5.53%*	21	%**
2025	9.87	0.52	(0.24)	0.28	(0.49)	—	(0.49)	9.66	2.90		5,632	0.81		0.81		5.34	66
2024	9.35	0.49	0.50	0.99	(0.47)	—	(0.47)	9.87	10.96		3,883	0.81		0.81		5.12	48
2023	9.69	0.49	(0.34)	0.15	(0.49)	—	(0.49)	9.35	1.69		6,075	0.81		0.82		5.23	64
2022	10.40	0.32	(0.69)	(0.37)	(0.34)	—	(0.34)	9.69	(3.63)		10,078	0.79		0.79		3.19	73
2021	10.06	0.28	0.39	0.67	(0.33)	—	(0.33)	10.40	6.71		6,894	0.72		0.72		2.69	38

^	Six Months Ended January 31, 2026 (Unaudited).

*	Annualized.

**	Not annualized.

†	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains		Return of Capital		Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Credit Fund
Institutional Class Shares
2026^	$9.44	$0.35	$(0.15)	$0.20	$(0.29)	$—		$—		$(0.29)	$9.35	2.83	%**	414,847	0.65	%*	0.65	%*	7.39	%*	11	%**
2025	9.44	0.55	(0.04)	0.51	(0.57)	—		—		(0.57)	9.38	5.60		405,347	0.66		0.66		5.88		24
2024	9.03	0.57	0.42	0.99	(0.58)	—	^^	—	^^	(0.58)	9.44	11.30		253,573	0.70		0.70		6.18		26
2023	9.11	0.53	(0.07)	0.46	(0.54)	—		—		(0.54)	9.03	5.31		128,833	0.73		0.73		5.90		16
2022	10.12	0.42	(1.02)	(0.60)	(0.41)	—	^^	—		(0.41)	9.11	(6.05)		143,810	0.71		0.71		4.36		29
2021	9.47	0.37	0.67	1.04	(0.39)	—		—		(0.39)	10.12	11.12		166,805	0.71		0.71		3.78		21
Investor Class Shares
2026^	$9.42	$0.34	$(0.15)	$0.19	$(0.28)	$—		$—		$(0.28)	$9.33	2.71	%**	93,844	0.90	%*	0.90	%*	7.14	%*	11	%**
2025	9.42	0.53	(0.04)	0.49	(0.55)	—		—		(0.55)	9.36	5.35		95,721	0.91		0.91		5.64		24
2024	9.01	0.55	0.41	0.96	(0.55)	—	^^	—	^^	(0.55)	9.42	11.05		61,156	0.95		0.95		5.93		26
2023	9.10	0.51	(0.08)	0.43	(0.52)	—		—		(0.52)	9.01	4.94		31,396	0.98		0.98		5.72		16
2022	10.10	0.40	(1.01)	(0.61)	(0.39)	—	^^	—		(0.39)	9.10	(6.19)		18,380	0.96		0.96		4.18		29
2021	9.46	0.35	0.65	1.00	(0.36)	—		—		(0.36)	10.10	10.74		9,333	0.96		0.96		3.52		21
A Class Shares
2026^	$9.41	$0.34	$(0.15)	$0.19	$(0.28)	$—		$—		$(0.28)	$9.32	2.71	%**	3,545	0.90	%*	0.90	%*	7.15	%*	11	%**
2025	9.41	0.53	(0.04)	0.49	(0.55)	—		—		(0.55)	9.35	5.35		2,994	0.91		0.91		5.63		24
2024	9.01	0.55	0.40	0.95	(0.55)	—	^^	—	^^	(0.55)	9.41	10.94		2,735	0.95		0.95		5.94		26
2023	9.09	0.51	(0.07)	0.44	(0.52)	—		—		(0.52)	9.01	5.06		1,025	0.98		0.98		5.66		16
2022	10.10	0.40	(1.02)	(0.62)	(0.39)	—	^^	—		(0.39)	9.09	(6.30)		1,090	0.96		0.96		4.12		29
2021	9.45	0.35	0.66	1.01	(0.36)	—		—		(0.36)	10.10	10.87		1,022	0.96		0.96		3.51		21
Low Duration Bond Fund
Institutional Class Shares
2026^	$9.86	$0.25	$0.06	$0.31	$(0.22)	$—		$—		$(0.22)	$9.95	2.71	%**	230,731	0.45	%*	0.45	%*	5.04	%*	9	%**
2025	9.86	0.39	0.08	0.47	(0.43)	—		—		(0.43)	9.90	4.90		263,147	0.44		0.44		3.98		46
2024	9.62	0.41	0.24	0.65	(0.41)	—		—		(0.41)	9.86	6.94		317,687	0.45		0.45		4.20		72
2023	9.81	0.29	(0.19)	0.10	(0.29)	—		—		(0.29)	9.62	1.05		317,976	0.43		0.44		2.97		81
2022	10.47	0.13	(0.60)	(0.47)	(0.13)	(0.06)		—		(0.19)	9.81	(4.49)		375,615	0.43		0.43		1.32		36
2021	10.47	0.16	0.03	0.19	(0.17)	(0.02)		—		(0.19)	10.47	1.82		454,723	0.43		0.43		1.50		49
Investor Class Shares
2026^	$9.87	$0.24	$0.05	$0.29	$(0.20)	$—		$—		$(0.20)	$9.96	2.58	%**	2,301	0.70	%*	0.70	%*	4.80	%*	9	%**
2025	9.87	0.37	0.08	0.45	(0.41)	—		—		(0.41)	9.91	4.64		2,917	0.69		0.69		3.73		46
2024	9.63	0.37	0.26	0.63	(0.39)	—		—		(0.39)	9.87	6.64		2,746	0.69		0.69		3.78		72
2023	9.81	0.26	(0.18)	0.08	(0.26)	—		—		(0.26)	9.63	0.90		17,535	0.68		0.69		2.72		81
2022	10.48	0.11	(0.61)	(0.50)	(0.11)	(0.06)		—		(0.17)	9.81	(4.83)		22,178	0.68		0.68		1.07		36
2021	10.48	0.13	0.03	0.16	(0.14)	(0.02)		—		(0.16)	10.48	1.56		29,523	0.68		0.68		1.25		49

*	Annualized.

**	Not annualized.

†	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.

^	Six Months Ended January 31, 2026.

^^	Amount is less than $0.005 per share.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements January 31, 2026 (UNAUDITED)

1. Organization:

The Frost Family of Funds (the “Trust”) is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 11, 2018. The Frost Family of Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”) and Frost Low Duration Bond Fund (the “Low Duration Bond Fund”) (each a “Fund” and, collectively, the “Funds”). With the exception of the Growth Equity Fund, each fund is classified as a “diversified” investment company under the 1940 Act. Effective May 17, 2021, the Growth Equity Fund was reclassified from a “diversified” to a “non-diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long- term capital appreciation. The Total Return Bond Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Credit Fund seeks to maximize total return, consisting of income and capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares, Investor Class Shares and A Class Shares.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Notes to Financial Statements January 31, 2026 (UNAUDITED)

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Advisor and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Advisor as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Advisor.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Advisor if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Advisor makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

● Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

● Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Notes to Financial Statements January 31, 2026 (UNAUDITED)

● Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Sub- chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2026, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended January 31, 2026, the Funds did not incur any interest or penalties.

The Funds may also be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the Funds’ books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Upon the Fund’s receipt of reclaims, the reclaims are recorded as a reduction to foreign taxes withheld.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The Professional Fees related to pursuing these tax reclaims are not subject to the Advisor’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset- backed securities are recorded as an adjustment to interest income. Litigation income received during the year is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund and are not expected to reoccur on a consistent basis.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Advisor. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Notes to Financial Statements January 31, 2026 (UNAUDITED)

Segment Reporting — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

There were no futures held by the Funds during the period ended July 31, 2025.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. The Total Return Bond Fund, Credit Fund, and Low Duration Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Notes to Financial Statements January 31, 2026 (UNAUDITED)

Interfund Lending — The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the “Interfund Lending Program”) whereby the Funds may lend money to, and borrow money from, each other for temporary or emergency purposes, subject to certain terms and conditions. Participation in the Interfund Lending Program is voluntary for both borrowing and lending Funds. For the period ended July 31, 2025, the Funds did not participate in the Interfund Lending Program.

3. Transactions with Affiliates:

Certain officers and two trustees of the Trust are also employees of the Advisor, the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended January 31, 2026, the Funds were charged as follows for these services: $85,460 in the Growth Equity Fund, $1,402,139 in the Total Return Bond Fund, $184,184 in the Credit Fund and $88,218 in the Low Duration Bond Fund.

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares and A Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares and A Class Shares as compensation for distribution services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ A Class Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services. For the period ended January 31, 2026, Total Return Bond Fund paid $3,759 for shareholder services.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

The Advisor serves as the investment advisor to the Funds. The Advisor is a wholly owned non-banking subsidiary of Cullen/ Frost Bankers, Inc. (“Frost Bank”). For its services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Advisor has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until June 24, 2027 (the “Contractual Expense Limitation”) for the Growth Equity Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund. The Advisor is entitled to the same fee for its services to each Fund. In addition, the Advisor agreed to the same Contractual Expense Limitation and Voluntary Expense Limitation, as applicable, for each Fund.

Notes to Financial Statements January 31, 2026 (UNAUDITED)

The table below shows the rate of each Fund’s investment advisory fee and the Advisor’s Contractual Expense Limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation*	A Class Shares Contractual Expense Limitation**
Growth Equity Fund	0.50%	1.25%	1.50%	N/A
Total Return Bond Fund	0.35%	0.95%	1.20%	1.35%
Credit Fund	0.50%	1.00%	1.25%	1.40%
Low Duration Bond Fund	0.30%	0.95%	1.20%	N/A

*	The Rate includes the distribution amount of 0.25%.

**	The Rate includes the distribution amount of 0.25% and the servicing amount of 0.15%.

If at any point it becomes unnecessary for the Advisor to make Expense Limitation reimbursements, the Advisor may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Advisor, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the period ended January 31, 2027, the Advisor did not recapture previously waived/reimbursed fees for the Funds.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments and in-kind transactions, for the period ended January 31, 2026, were as follows:

	U.S. Government	Other	Total
Growth Equity Fund
Purchases	$—	$12,077,322	$12,077,322
Sales	—	38,552,694	38,552,694
Total Return Bond Fund
Purchases	615,172,274	228,921,086	844,093,360
Sales	510,415,953	292,664,737	803,080,690
Credit Fund
Purchases	—	79,612,199	79,612,199
Sales	—	53,886,545	53,886,545
Low Duration Bond Fund
Purchases	7,825,859	10,422,717	18,248,576
Sales	20,310,739	29,840,204	50,150,943

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in-capital as appropriate, in the period that the difference arises.

Notes to Financial Statements January 31, 2026 (UNAUDITED)

The tax character of dividends and distributions declared during the years ended July 31, 2025 and July 31, 2024, were as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2025	$—	$667,031	$45,770,309	$—	$46,437,340
2024	—	225,528	40,162,374	—	40,387,902
Total Return Bond Fund
2025	—	195,926,307	—	—	195,926,307
2024	—	156,770,453	—	—	156,770,453
Credit Fund
2025	—	26,740,371	—	—	26,740,371
2024	—	13,014,550	—	22,059	13,036,609
Low Duration Bond Fund
2025	—	11,775,550	—	—	11,775,550
2024	—	12,693,555	—	—	12,693,555

As of July 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Post October Losses	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	Late Year Loss Deferral	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$—	$—	$37,511,553	$—	$—	$150,825,745	$(237,239)	$3	$188,100,062
Total Return Bond Fund	744,095	—	—	—	(257,641,580)	(36,088,216)	—	45	(292,985,656)
Credit Fund	82,752	—	—	—	(8,980,645)	(3,605,414)	—	1	(12,503,306)
Low Duration Bond
Fund	55,185	—	—	—	(19,984,125)	303,653	—	7	(19,625,280)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2024, through July 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2025, through July 31, 2025, and specified losses realized on investment transactions from November 1, 2024, through July 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For the year ended July 31, 2025, there were no deferred Post-October capital losses. Frost Growth Equity Fund deferred late year losses of $237,239.

Notes to Financial Statements January 31, 2026 (UNAUDITED)

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Total Return Bond Fund	$62,754,349	$194,887,231	$257,641,580
Credit Fund	1,624,191	7,356,454	8,980,645
Low Duration Bond Fund	4,697,603	15,286,522	19,984,125

During the year ended July 31, 2025, Low Duration Bond Fund utilized $955,077 in capital loss carryforwards to offset capital gains.

The aggregate cost of investments for federal income tax purposes at July 31, 2025, is different from book purposes primarily due to wash sales loss deferrals, market discount adjustment, perpetual bond adjustment and the difference due premium amortization on callable securities. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2026, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$90,008,164	$152,297,617	$(1,471,872)	$150,825,745
Total Return Bond Fund	3,874,596,120	113,969,736	(150,057,952)	(36,088,216)
Credit Fund	481,955,405	5,544,822	(9,150,236)	(3,605,414)
Low Duration Bond Fund	261,206,914	2,290,004	(1,986,351)	303,653

8. Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve its investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any government agency. The principal risks affecting shareholders’ investments in the Funds are set forth below.

Asset-Backed and Mortgage-Backed Securities Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset- backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset- backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

In addition, certain asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

Notes to Financial Statements January 31, 2026 (UNAUDITED)

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Collateralized Loan Obligations Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Credit Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Distressed Securities Risk (Total Return Bond Fund, Credit Fund): Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Notes to Financial Statements January 31, 2026 (UNAUDITED)

Equity Risk (Growth Equity Fund): Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of each Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in each Fund.

Foreign Company Risk (Growth Equity Fund, Credit Fund): Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Growth Style Risk (Growth Equity Fund): The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Advisor believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

High Yield Bond Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Interest Rate Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Notes to Financial Statements January 31, 2026 (UNAUDITED)

Issuer Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Large Shareholder Risk (Growth Equity Fund): Institutional Investor(s) of the Fund may hold a proportion of a Fund’s shares, alone or in the aggregate, greater than the average retail investor(s). Transactions (i.e., large purchase or large redemption) of an institutional investor could impact a retail investor in the process of actively managing the Fund. While it is impossible to predict the long-term impact of these transactions; such events could have an adverse effect on the Fund’s performance, expenses, and taxes. Large purchases by an institutional investor may have an adverse effect on the Fund’s performance, as it may take time to invest the cash and may require the Fund’s portfolio managers to maintain a larger cash position than they would under normal market conditions. Large redemptions by an institutional investor may increase the Fund’s transactional costs, expense ratio and may have an adverse tax effect for the remaining shareholders of the Fund by requiring a sale of portfolio securities that may have not been sold under normal market conditions.

Liquidity Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk (Each Fund): The risk that the investment techniques and risk analyses applied by the Advisor will not pro- duce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor and the individual portfolio manager in connection with managing each Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk (Each Fund): The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Municipal Issuers Risk (Low Duration Bond Fund, Total Return Bond Fund): There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of each Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Non-Diversified Risk (Growth Equity Fund) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Prepayment and Extension Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Notes to Financial Statements January 31, 2026 (UNAUDITED)

Repurchase Agreement Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Sector Focus Risk (Growth Equity Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small- and Mid-Capitalization Company Risk (Growth Equity Fund): The small- and mid-capitalization companies in which these Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Structured Note Risk (Credit Fund): The Fund may invest in fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Zero Coupon, Deferred Interest and Pay-In-Kind Bond Risk (Credit Fund): These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest- bearing securities having similar maturities and credit quality.

9. Other:

On January 31, 2026, the number of shareholders below held the following percentage of the outstanding shares of the Funds:

	# of Shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	4	87
Investor Class Shares	2	64
Total Return Bond Fund
Institutional Class Shares	3	53
Investor Class Shares	—	—
A Class Shares	1	18

Notes to Financial Statements January 31, 2026 (UNAUDITED)

	# of Shareholders	% of Outstanding Shares
Credit Fund
Institutional Class Shares	3	53
Investor Class Shares	1	41
A Class Shares	1	10
Low Duration Bond Fund
Institutional Class Shares	2	34
Investor Class Shares	3	49

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncements:

The Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of this standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Frost Family of Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 19, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods since inception. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future, and presented information on the Funds’ performance relative to benchmarks selected by the Adviser. This comparative performance information indicated that, for the trailing 12-month period ended September 30, 2025, the Frost Growth Equity Fund and Frost Credit Fund underperformed relative to their benchmark indices, the Frost Low Duration Bond Fund outperformed relative to its benchmark index, and the Frost Total Return Bond Fund performed in line with its benchmark index. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. This comparative performance information indicated that, for the trailing 12-month period ended September 30, 2025, each of the Funds underperformed their peer groups. Based on this information, conversations with representatives of the Adviser, and other information, the Trustees determined that the performance of the Frost Low Duration Bond Fund and Frost Total Return Bond Fund was satisfactory, and that, with respect to the Frost Growth Equity Fund and Frost Credit Fund, the Trustees were satisfied by the reasons for the underperformance versus their respective benchmarks and/or the steps taken by the Adviser in an effort to improve the performance of the Frost Growth Equity Fund and Frost Credit Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also received, and considered, representations from the Adviser about its services and its assessment regarding the appropriateness of the advisory fees. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information..

Frost Family of Funds

Investment Advisor

Frost Investment Advisors, LLC

111 West Houston Street

P.O. Box 2509

San Antonio, Texas 78299-2509

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Independent Registered Public Accounting Firm

Ernst & Young LLP

111 West Houston St., Suite 1901

San Antonio, Texas 78205

Legal Counsel

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

FIA-SA-001-1800

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.  Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.  Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.  Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2)  Not applicable.

(a)(3)  A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Frost Family of Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: April 7, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: April 7, 2026